As filed with the Securities and Exchange Commission on April 20, 2009
                                       Registration Nos. 333-62270 and 811-10399
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                            ------------------------
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No. _____
                       Post-Effective Amendment No. 35                 [X]
                                     and/or

                             REGISTRATION STATEMENT
                    Under the Investment Company Act Of 1940

                                Amendment No. 37                       [X]

                             HENDERSON GLOBAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1700
                             CHICAGO, ILLINOIS 60611
          (Address of Principal Executive Offices, including Zip Code)

       Registrant's Telephone Number, Including Area Code: (312) 397-1122

(Name and Address of Agent for Service)                     Copy to:

       CHRISTOPHER K. YARBROUGH                         CATHY G. O'KELLY
      737 NORTH MICHIGAN AVENUE,                       VEDDER PRICE P.C.
              SUITE 1700                            222 NORTH LASALLE STREET
        CHICAGO, ILLINOIS 60611                     CHICAGO, ILLINOIS 60601
================================================================================

It is proposed that this filing will become effective:  (check appropriate box)

__X__   immediately upon filing pursuant to paragraph (b); or
_____    on _______ pursuant to paragraph (b); or
_____    60 days after filing pursuant to paragraph (a)(1); or
_____    on _______ pursuant to paragraph (a)(1); or
_____    75 days after filing pursuant to paragraph (a)(2); or
_____    on ________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Henderson Global Investors


Henderson Global Funds


Prospectus


April 20, 2009

Henderson Money Market Fund
Class A Shares (HFAXX)
Class B Shares (HFBXX)
Class C Shares (HFCXX)

HENDERSON MONEY MARKET FUND
PROSPECTUS



                                                                  APRIL 20, 2009

                                                          CLASS A SHARES (HFAXX)
                                                          CLASS B SHARES (HFBXX)
                                                          CLASS C SHARES (HFCXX)





THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE INVESTMENT OBJECTIVE, STRATEGIES AND RISKS OF THE HENDERSON MONEY MARKET FUND (THE "FUND") THAT YOU SHOULD KNOW BEFORE YOU INVEST IN IT. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR INVESTMENT RECORDS. THE INVESTMENT OBJECTIVE OF THE FUND IS TO SEEK TO MAXIMIZE CURRENT INCOME, TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY AND THE MAINTENANCE OF A STABLE $1.00 PER SHARE NET ASSET VALUE. THE FUND IS A SEPARATE SERIES OF HENDERSON GLOBAL FUNDS (THE "TRUST").

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

FUND SUMMARY ...............................................................   4
PERFORMANCE INFORMATION ....................................................   6
FEES AND EXPENSES SUMMARY ..................................................   6
ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS ...............   8
MANAGEMENT OF THE FUND .....................................................  13
DESCRIPTION OF SHARE CLASSES ...............................................  14
HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES ................................  17
INVESTOR SERVICES AND PROGRAMS .............................................  21
OTHER INFORMATION ..........................................................  22
FINANCIAL HIGHLIGHTS .......................................................  24
BACK COVER FOR ADDITIONAL INFORMATION ......................................  26

FUND SUMMARY

MASTER-FEEDER STRUCTURE

The Fund invests as part of a "master-feeder" structure. The Fund described in this Prospectus operates as a "feeder fund" which means that the Fund invests in a separate mutual fund, or a "master fund", which in turn purchases investment securities.

The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a master fund, the State Street Money Market Portfolio (the "Master Portfolio"), a series of a separately registered open-end management investment company called the State Street Master Funds. The Master Portfolio has a substantially identical investment objective, investment policies, and risks as the Fund. SSgA Funds Management, Inc. ("SSgA FM") is the investment adviser of the Master Portfolio. All discussions about the Fund's investment objective, policies and risks should be understood to refer also to the investment objective, policies and risks of the Master Portfolio.


The Fund can withdraw its investment in the Master Portfolio if, at any time, the Fund's Board of Trustees ("Board") determines that it would be in the best interests of the Fund, or if the investment objective of the Master Portfolio changes so that it is inconsistent with the objective of the Fund. If the Fund withdraws its investment from the Master Portfolio, the Fund may invest all of its assets in another master fund that has the same investment objective as the Fund, Henderson Global Investors (North America) Inc. (the "Adviser") may directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of the Fund, which may include liquidation of the Fund.


INVESTMENT OBJECTIVE


The investment objective of the Fund is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value ("NAV"). There is no assurance the Fund will be able to achieve its objective or be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.


PRINCIPAL INVESTMENT STRATEGIES


The Master Portfolio invests in such U.S. dollar-denominated money market instruments as: (1) U.S. Treasury bills, notes and bonds; (2) other obligations issued or guaranteed as to interest or principal by the U.S. government, its agencies, or instrumentalities; (3) instruments of U.S. and foreign banks, such as certificates of deposit, bankers' acceptances and time deposits, including Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs"); (4) commercial paper of U.S. and foreign companies; (5) mortgage- and asset-backed securities; (6) corporate obligations of U.S. and foreign companies; (7) variable and floating rate notes; and (8) repurchase agreements. Under normal conditions, the Master Portfolio intends to invest more than 25% of its total assets in bank obligations.

The Master Portfolio will limit its portfolio investments to those U.S. dollar-denominated instruments which at the time of acquisition SSgA FM determines present minimal credit risk and which qualify as "eligible" securities under the Securities and Exchange Commission ("SEC") rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in one of the two highest short-term categories by at least two nationally recognized statistical rating organizations (each an "NRSRO");
(2) are rated in one of the two highest short-term categories by one NRSRO, if only one NRSRO has rated the security; or (3) if unrated, are of comparable quality to the rated security described above, as determined by SSgA FM in accordance with procedures established by the Master Portfolio's Board of Trustees.


A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Master Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if SSgA FM finds it advantageous or necessary.

In making investment decisions for the Master Portfolio, SSgA FM focuses on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any fund, the value of the Fund's investments and therefore, the value of the Fund's shares, may fluctuate. Risks discussed below for the Master Portfolio expose the Fund to the same risks. The principal risks that could adversely affect the total return on your investment include:

     o BANKING INDUSTRY RISK. Adverse developments in the banking industry may cause the Master Portfolio to underperform other money market funds that invest more broadly across different industries.

                                                                    FUND SUMMARY



     o CREDIT/DEFAULT RISK. An issuer or guarantor of a fixed-income security held by the Master Portfolio may default on or otherwise become less, or be perceived to be, likely to meet its obligation to pay principal or interest.

     o FOREIGN INVESTMENT RISK. The Master Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. Adverse political, regulatory, market, or economic developments in foreign countries can affect the ability of such issuers to meet their payment obligations.


     o INTEREST RATE RISK. As interest rates rise, the market value of the Master Portfolio's investments generally will decline. As interest rates decline, the income that the Master Portfolio receives on its new investments generally will decline.


     o MARKET RISK. Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Master Portfolio's portfolio holdings.


     o LIQUIDITY RISK. An illiquid security presents a greater risk of loss because the Master Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     o MASTER/FEEDER STRUCTURE RISK. The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     o MONEY MARKET RISK. The Fund and Master Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     o MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. Prepayment rates on mortgage- and asset-backed securities may reduce the Master Portfolio's yield.


     o REPURCHASE AGREEMENT RISK. If a seller is unable to honor its commitments under a repurchase agreement with the Master Portfolio, the Master Portfolio could lose money.


     o SECURITY SELECTION RISK. Poor security selection may cause the Master Portfolio to underperform relative to benchmarks or other money market funds, or a strategy used by SSgA FM may fail to produce the intended investment results.

     o U.S. GOVERNMENT SPONSORED ENTERPRISE RISK. Securities issued or guaranteed by certain agencies or instrumentalities of the U.S. government are not guaranteed or supported by the full faith and credit of the United States.


     o VARIABLE AND FLOATING RATE SECURITIES RISK. The extent of increases and decreases in the value of variable and floating rate securities generally will be less than comparable changes in value of an equal principal amount of a similar fixed rate security and, if interest rates decline, the Master Portfolio may forego the opportunity for price appreciation on the security.


You can lose money by investing in the Fund. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION


As of the date of this Prospectus, the Fund had not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns.

FEES AND EXPENSES SUMMARY


The Fund offers four different classes of shares, three of which are described in this Prospectus. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with the different classes. For more information about which share class may be right for you, see "Description of Share Classes."

The following tables show the different fees and expenses that you may pay if you buy and hold different classes of shares of the Fund. As a shareholder in the Master Portfolio, the Fund bears its ratable share of the Master Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the example reflect the expenses of both the Fund and Master Portfolio. Future expenses may be greater or less than those indicated below.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (a)
                                                        CLASS A           CLASS B          CLASS C
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of the Offering Price)    None              None             None
------------------------------------------------------------------------------------------------------

Maximum Deferred Sales Charge (Load)
    (as a percentage of the Offering Price)              None(b)           5.00%(c)         1.00%(d)
------------------------------------------------------------------------------------------------------

Redemption Fee
    (as a percentage of amount redeemed)                 None              None             None
------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE PAID FROM FUND ASSETS)
As a percentage of average net assets

                                                        CLASS A           CLASS B          CLASS C
------------------------------------------------------------------------------------------------------
Management Fees (e)                                      0.10%             0.10%            0.10%
------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                    0.25%             1.00%            1.00%
------------------------------------------------------------------------------------------------------
Other Expenses (f)                                       0.68%             0.68%            0.68%
------------------------------------------------------------------------------------------------------
    Total Operating Expenses                             1.03%             1.78%            1.78%
------------------------------------------------------------------------------------------------------
Fee Waiver and Expense Reimbursement (g)                 0.63%             1.38%            1.38%
------------------------------------------------------------------------------------------------------
    Net Expenses (h)                                     0.40%             0.40%            0.40%
------------------------------------------------------------------------------------------------------

(a) You may be charged a fee by your broker or agent if you effect transactions in Fund shares through a broker or agent.


(b) A contingent deferred sales charge ("CDSC") of 1% may be applied to redemptions of Class A Shares if (i) the Class A Shares were acquired through exchange from Class A Shares of one or more other Henderson Global Funds and (ii) the Class A Shares are redeemed within one year of your original purchase of other Henderson Global Funds where initial sales charges were waived as a part of an investment of $1 million or more.

(c) Class B shares are not available for direct purchase. However, Class B shares acquired through an exchange from other Henderson Global Funds may be subject to a CDSC that declines over time. Please see "Description of Share Classes".

(d) Class C shares are not available for direct purchase. However, Class C shares acquired through an exchange from other Henderson Global Funds may be subject to a CDSC of up to 1% on redemptions within 12 months of your original purchase of Class C shares of other Henderson Global Funds.

(e) This fee is the investment advisory fee paid by the Master Portfolio to SSgA FM. The Adviser receives no management fee for any period in which the Fund invests substantially all of its investable assets in a master-feeder structure.

(f) Other Expenses are based on estimated amounts since the Fund has not yet commenced operations. Other Expenses include estimated expenses borne directly by the Fund and an estimated allocation of expenses from the Master Portfolio to the Fund, in excess of the management fee. Those expenses may include transfer agent, administration, trustee, legal, audit, insurance and other miscellaneous expenses of the Master Portfolio.

(g) The Adviser has contractually agreed, if necessary, to reimburse other operating expenses of the Fund to the extent necessary to limit total annual operating expenses, less distribution and service fees, to 0.40% of the Fund's average daily net assets. This waiver will remain in effect through July 31, 2012. The Distributor has contractually agreed to waive all distribution and service fees through October 31, 2010.


(h) From time to time, the Adviser may limit expenses to the extent it deems appropriate to enhance the yield of the Fund during periods when fixed expenses have a significant impact on the yield of the Fund because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by the Adviser at any time without notice.

                                                       FEES AND EXPENSES SUMMARY


EXAMPLE OF EXPENSES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples are hypothetical; your actual costs and returns may be higher or lower. The examples assume that:

     o you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

     o your investment has a 5% return each year and dividends and other distributions are reinvested

     o the Fund's operating expenses will remain the same and reflect contractual waivers for applicable periods

Based upon these assumptions:

                 If you sell your shares,         If you don't sell your shares,
                   your costs would be:                your costs would be:

                    1-YEAR    3-YEARS                   1-YEAR     3-YEARS
--------------------------------------------------------------------------------
Class A               $ 41      $170                       $41       $170
--------------------------------------------------------------------------------
Class B                441       593                        41        293
--------------------------------------------------------------------------------
Class C                 41       293                        41        293
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

Additional information about risks associated with the Fund's and Master Portfolio's investment policies and investment strategies is provided below. Risks discussed below for the Master Portfolio expose the Fund to the same risks.


     o BANKING INDUSTRY RISK. If the Master Portfolio concentrates more than 25% of its assets in bank obligations, adverse developments in the banking industry may have a greater effect on the Master Portfolio than on a mutual fund that invests more broadly. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the bank obligations of certain financial institutions, resulting in some cases in extreme price volatility and a lack of liquidity. Governments or their agencies may acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of certain bank obligations.

     o FOREIGN INVESTMENT RISK. The Master Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. Furthermore, by investing in dollar-denominated instruments rather than directly in a foreign issuer's stock, the Master Portfolio can avoid currency risks during the settlement period for either purchases or sales.

     o INTEREST RATE RISK. During periods of rising interest rates, the Master Portfolio's yield will tend to be lower than prevailing market rates; in periods of falling interest rates, the Master Portfolio's yield will tend to be higher than prevailing market rates. In addition, the value of a fixed income security will typically decrease as interest rates rise. Changes in the value of a debt security usually will not affect the amount of income the Portfolio receives from it but will affect the value of the Master Portfolio's interests. Debt securities with floating interest rates can be less sensitive to interest rate changes, although, to the extent the Master Portfolio's income is based on short-term interest rates that fluctuate over short periods of time, income received by the Master Portfolio may decrease as a result of a decline in interest rates. In response to an interest rate decline, debt securities that provide the issuer with the right to call or redeem the security prior to maturity may be called or redeemed, which may result in the Master Portfolio having to reinvest proceeds in other investments at a lower interest rate. The longer the duration of the security, the more sensitive the security is to this risk.

     o LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult or impossible to purchase, sell or convert to cash in the normal course of business. The ability of the Master Portfolio to transact in such securities at advantageous prices can be greatly limited when liquidity is limited in the market and the Master Portfolio may have to hold such securities when SSgA FM would otherwise have sold them. Also, there may not be a ready market for certain securities held by the Master Portfolio. Illiquid securities may be more difficult to value than other securities. In recent periods, various types of securities in which the Master Portfolio invests have experienced limited liquidity. It is possible that any such illiquidity will continue for an extended period.

     o MARKET RISK. The values of the securities in which the Master Portfolio invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Master Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund and Master Portfolio themselves are regulated. Such legislation or regulation could limit or preclude the Fund's or Master Portfolio's ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Master Portfolio's portfolio holdings. Furthermore, volatile financial markets can expose the Master Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Master Portfolio.

                    ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS



     o MASTER/FEEDER STRUCTURE RISK. Unlike traditional mutual funds that invest directly in securities, the Fund pursues its objective by investing substantially all of its assets in another mutual fund (the Master Portfolio) with substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Master Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio.

     o MONEY MARKET RISK. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in the Fund.

          Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage- and asset- backed securities, which typically provide the issuer with the right to call or prepay the security prior to maturity, may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may be extended because of slower-than expected principal payments. This may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. As a result, mortgage and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage- or asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- or asset backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly knows as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly knows as "Fannie Mae" and "Freddie Mac"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

     o REPURCHASE AGREEMENT RISK. A repurchase agreement is an agreement to buy a security at one price from a seller and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Master Portfolio which are collateralized by the securities subject to repurchase. The Master Portfolio's investment return on such transactions will depend on the counterparties' willingness and ability to perform their obligations under the repurchase agreements. If the Master Portfolio's counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Master Portfolio may realize a loss.

     o U.S. GOVERNMENT SPONSORED ENTERPRISE RISK. U.S. government securities are securities issued or guaranteed as to the payment of interest or principal by the U.S. government, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity. Certain U.S. government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. government or the ability to borrow from the U.S. Treasury. Some U.S. government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. Investments in U.S. government sponsored enterprises may return less than investments in non-government fixed-income securities.

The investment policies described below reflect the Fund's and Master Portfolio's current practices. The Fund currently attempts to achieve its investment objective by investing substantially all of its investable assets in the Master Portfolio. In addition to the principal risks described above, other risks are described in some of the descriptions of the investment policies below:

ASSET-BACKED SECURITIES. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as over collateralization, a letter of credit, surety bond, limited guarantee by another entity or priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS


credit enhancement of an asset-backed security held by the Master Portfolio has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Master Portfolio may experience loss or delay in receiving payment and a decrease in the value of the security.


Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. The Master Portfolio's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that the Master Portfolio invests in asset-backed securities, the values of such securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.


Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.


ECDS, ETDS AND YCDS. ECDs are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. ETDs are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of domestic banks. The banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to U.S. banks operating in the United States. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.

INVESTMENT IN OTHER INVESTMENT COMPANIES. The Master Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"), to the extent permitted by applicable law or SEC exemptive relief. If the Master Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the similar expenses, including advisory and administrative fees, of the money market funds in which the Master Portfolio invests. Shareholders would also be exposed to the risks associated not only to the investments with the Master Portfolio (indirectly through the Fund's investment in the Master Portfolio) but also with the portfolio investments of the money market funds in which the Master Portfolio invests.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent participations in, or investments in pools secured by, mortgage loans. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more units) properties, agricultural properties, commercial properties and mixed use properties (the "Mortgaged Properties"). The Mortgaged Properties may consist of detached individual dwelling units, multifamily dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged Properties may also include residential investment properties and second homes.


Types of mortgage-related securities in which the Master Portfolio may invest include: Government National Mortgage Association ("GNMA") Certificates ("Ginnie Maes"), Federal Home Loan Mortgage Corporation ("FHLMC") Mortgage Participation Certificates ("Freddie Macs"), Federal National Mortgage Association ("FNMA") Guaranteed Mortgage Certificates ("Fannie Maes") and Commercial Mortgage-Backed Securities ("CMBS"). Mortgage certificates are mortgage-backed securities representing undivided fractional interests in pools of mortgage backed loans. These loans are made by mortgage bankers, commercial banks, savings and loan associations and other lenders. GNMA is

                    ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS



authorized to guarantee the timely payment of the principal of an interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration (FHA Loans), or guaranteed by the Veterans Administration (VA Loans), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, GNMA is authorized to borrow from the United States Treasury in an unlimited amount. Each Fannie Mae is issued and guaranteed by FNMA and represents an undivided interest in a pool of mortgage loans formed by Fannie Mae. The principal activity of FHLMC currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Macs.

In September 2008, FNMAand FHLMC (together, the "GSEs") were placed under the conservatorship of the Federal Housing Finance Agency ("FHFA") to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs' assets and property and putting the GSEs in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take steps to support the conservatorship, including steps to shore up the entities' capital base and funding to assist the entities in funding their regular business activities in the capital markets until December 31, 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by the GSEs will be successful.

Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The Master Portfolio may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. In addition to interest rate risk, investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. Unlike the maturity of a fixed income security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.


The Master Portfolio may gain investment exposure to mortgage-backed and asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. The Master Portfolio may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement.

SECTION 4(2) COMMERCIAL PAPER AND RULE 144A SECURITIES. The Master Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). This commercial paper is commonly called "Section
4(2) paper." The Master Portfolio may also invest in securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act ("Rule 144A securities").


Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a exempt transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like the Master Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it is subject to liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally may be sold only to other qualified institutional buyers.

Section 4(2) paper or a Rule 144A security will not be considered illiquid for purposes of the Master Portfolio's limitation on illiquid securities if SSgA FM (pursuant to guidelines adopted by the Board) determines that a liquid trading market for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information ("SAI") addresses the Fund's and Master Portfolio's limitation on illiquid securities.

U.S. GOVERNMENT SECURITIES. U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. Although securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS



Government are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk (as described above under "Mortgage-Backed Securities"), and the risk that the value of the securities will fluctuate in response to political, market, or economic developments.

VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities are instruments issued or guaranteed by entities such as: (1) the U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies, or (5) trusts. The Master Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by the Master Portfolio may include variable and floating rate instruments, which may have a stated maturity in excess of the Master Portfolio's general maturity limitations but which will, except for certain U.S. government obligations, permit the Master Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days' notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of its interest rate tends to assure that its value to the Master Portfolio will approximate its par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have an active trading market) are subject to the Master Portfolio's percentage limitations regarding securities that are illiquid or not readily marketable. SSgA FM will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Master Portfolio invests, and its ability to repay principal and interest. Variable and floating rate securities are subject to interest rate and credit/default risk.


TEMPORARY DEFENSIVE POSITIONS. From time to time, the Master Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if the Master Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. The Master Portfolio's holdings in temporary defensive positions may be inconsistent with the Master Portfolio's principal investment strategy, and, as a result, the Master Portfolio may not achieve its investment objective.

CHANGES IN POLICIES AND ADDITIONAL INFORMATION

CHANGES IN POLICIES. The Fund's Board may change the Fund's investment objective, investment strategies and other policies without shareholder approval, except as otherwise indicated.


ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES AND RISKS. The Master Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Master Portfolio and therefore are not described in this Prospectus. The types of securities and investment techniques and practices in which the Master Portfolio may engage are discussed, together with their risks, in the Fund's SAI which you may obtain by contacting shareholder services. (See back cover for address and phone number.)


DISCLOSURE OF PORTFOLIO HOLDINGS. The Fund's SAI includes a description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings.

MANAGEMENT OF THE FUND

Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1700, Chicago, IL, 60611, referred to herein as the "Adviser", is an indirect, wholly-owned subsidiary of Henderson Group plc and, together with its subsidiaries, are referred to as "Henderson Global Investors" in this Prospectus.

As a global money manager, Henderson Global Investors provides a full spectrum of investment products and services to institutions and individuals around the world. Headquartered in London at 201 Bishopsgate, London UK EC2M 3AE, Henderson Global Investors has been managing assets for clients since 1934. Today, Henderson Global Investors is a dynamic multi-asset management business with a fast growing worldwide distribution network.


The Adviser has overall responsibility for the general management and administration of the Fund. The Fund has entered into an investment advisory agreement with the Adviser. The Adviser receives no compensation for its services to the Fund while the Fund is invested in a master-feeder structure. If the Fund does not invest substantially all of its investable assets in a master-feeder structure, the Adviser would receive an investment advisory fee at an annual rate of 0.10% of average daily net assets.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement for the Fund will be available in the Fund's Semi-Annual Report dated June 30, 2009.

The Master Portfolio in which the Fund invests is managed under the general oversight of the Board of Trustees of State Street Master Funds. SSgA FM, a subsidiary of State Street Corporation, serves as the investment adviser for the Master Portfolio. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation, a publicly held bank holding company, and includes SSgA FM, a wholly-owned subsidiary. SSgA FM's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. SSgA managed approximately $1.4 trillion as of December 31, 2008 in investment programs and portfolios for institutional and individual investors. SSgA FM had over $118.5 billion in assets under management as of December 31, 2008.

DESCRIPTION OF SHARE CLASSES



The Fund offers Class A, Class B and Class C shares through this Prospectus. The class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Here is a summary of the differences among the classes of shares:


CLASS A SHARES

     o    lower annual expenses than Class B and Class C shares

     o    no CDSC in most cases. See "Contingent Deferred Sales Charge (CDSC)"


     o Class A shares pay distribution fees up to a maximum of 0.25% of net assets annually


CLASS B SHARES

     o direct purchases of Class B shares are not permitted. Class B shares may be acquired only by exchanging from Class B shares of other Henderson Global Funds

     o    higher annual expenses than Class A shares


     o a CDSC on shares you sell within six years of your original purchase of Class B shares of other Henderson Global Funds

     o    CDSC is waived for certain types of redemptions


     o automatic conversion to Class A shares approximately eight years after issuance, thus reducing future annual expenses


     o Class B shares pay distribution and service fees up to a maximum of 1.00% of net assets annually, which may increase the cost of your investment and may cost you more than paying other types of sales charges

CLASS C SHARES


     o direct purchases of Class C shares are not permitted. Class C shares may be acquired only by exchanging from Class C shares of other Henderson Global Funds


     o a 1% CDSC for redemptions made within twelve months of your original purchase of Class C shares of other Henderson Global Funds, and no CDSC thereafter

     o    CDSC is waived for certain types of redemptions

     o    shares do not automatically convert to another class


     o    higher annual expenses than Class A shares

     o Class C shares pay distribution and service fees up to a maximum of 1.00% of net assets annually, which may increase the cost of your investment and may cost you more than paying other types of sales charges



Please see the heading "Contingent Deferred Sales Charge" for other considerations concerning the calculation of the CDSC that may apply to each of these classes of shares.

If you purchase your Fund shares through a financial adviser (such as a broker or bank), the financial adviser may receive commissions or other concessions which are paid from various sources, such as from distribution and service fees.


In addition, the Adviser may make payments to financial intermediaries for distribution and/or shareholder servicing activities out of its past profits or other available sources. For example, the Adviser may pay compensation to financial intermediaries for administrative, sub-accounting, or shareholder processing services and/or for providing the Henderson Global Funds with "shelf space" or access to a third party platform or fund offering list, or other access to promote sales of shares of the Fund including, without limitation, inclusion of the Henderson Global Funds on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting access to the third party firm's sales force; granting access to the third party firm's conferences and meetings; and obtaining other forms of marketing support. The Adviser may also make payments for marketing, promotional or related expenses to financial intermediaries through which investors may purchase shares of the Fund. These payments are often referred to as "revenue sharing" payments. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

The Fund may reimburse the Adviser for a portion of networking and sub-transfer agent fees paid to financial intermediaries as described in the SAI.

Certain dealers and financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and SAI. Your dealer will provide you with specific information about any processing or service fees you will be charged. These fees will not be charged if you purchase or redeem Fund shares directly from the Fund.


The Fund may waive initial investment minimums on Class A shares for purchases through certain investment professionals that sponsor electronic mutual fund marketplaces. Investors may be charged a fee by such investment professionals if they affect transactions through them.

                                                    DESCRIPTION OF SHARE CLASSES


APPLICABLE SALES CHARGE - CLASS B SHARES


Direct purchases of Class B shares are not permitted. Class B shares may be acquired only by exchanging from Class B shares of other Henderson Global Funds. A CDSC will be deducted from your redemption proceeds if you redeem your shares within six years of your original purchase of Class B shares of other Henderson Global Funds. The CDSC schedule for Class B shares is set forth under "Contingent Deferred Sales Charge."


CONVERSION FEATURE - CLASS B SHARES:

     o Class B shares of the Fund automatically convert to Class A shares of the Fund eight years after you acquired such shares. See the CDSC Aging Schedule under "Contingent Deferred Sales Charge."

     o After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A shares, which will increase your investment return compared to Class B shares.

     o You will not pay any sales charge or fees when your shares convert into Class A shares of the Fund, nor will the transaction be subject to federal income tax.

     o If you exchange Class B shares of the Fund for Class B shares of another Henderson Global Fund, your holding period (for purposes of the CDSC only) will be calculated from the time of your original purchase of Class B shares. This type of exchange, however, may result in recognition of a gain or loss for federal income tax purposes.

     o The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

The Board may suspend the automatic conversion of Class B shares to Class A shares for legal reasons or due to the exercise of its fiduciary duty. If the Board determines that such suspension is likely to continue for a substantial period of time, it will create another class of shares into which Class B shares are convertible.

APPLICABLE SALES CHARGE - CLASS C SHARES


Direct purchases of Class C shares of the Fund are not permitted. Class C shares may be acquired only by exchanging from Class C shares of other Henderson Global Funds. A 1% CDSC will apply to redemptions of shares made within twelve months of your original purchase of Class C shares of other Henderson Global Funds, as discussed below.


CONTINGENT DEFERRED SALES CHARGE (CDSC)


You pay a CDSC when you redeem Class A, Class B or Class C shares acquired through exchange from one or more other Henderson Global Funds and with respect to those shares:

     o Class A shares are redeemed within twelve months of a purchase where initial sales charges were waived as part of an investment of $1 million or more

     o    Class B shares are redeemed within six years of your original purchase

     o Class C shares are redeemed within twelve months of your original purchase


The CDSC payable upon redemption of Class C shares or Class A shares in the circumstances described above is 1.00%. The CDSC schedule for Class B shares is set forth as follows.

     YEARS SINCE PURCHASE                         CDSC
     First..................................    5.00%
     Second.................................    4.00%
     Third..................................    4.00%
     Fourth.................................    3.00%
     Fifth..................................    2.00%
     Sixth..................................    1.00%
     Seventh and thereafter.................    0.00%


The CDSC will be based either on your original purchase price or the then current NAV of the shares being sold, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC. These time periods include the time you held Class B or Class C shares of another Henderson Global Fund of which you may have exchanged for Class B or Class C shares of the Henderson Global Fund you are redeeming.


You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. For the purposes of the CDSC, we will calculate the holding period of shares acquired through an exchange of shares of another Henderson Global Fund from the date you acquired the original shares of the other Henderson Global Fund.

CDSC WAIVERS

The Fund will waive the CDSC payable upon redemptions of shares for:


     o death or disability (as defined in section 72(m)(7) of the Internal Revenue Code of 1986, as amended) of the shareholder if such shares are redeemed within one year of death or determination of disability


     o benefit payments under retirement plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under retirement plans

     o minimum required distributions made from an individual retirement account ("IRA") or other retirement plan account after you reach age 70 1 1/42, limited to 10% annually of the value of your account, measured at the time you set up the plan

DESCRIPTION OF SHARE CLASSES



     o withdrawals under the Fund's systematic withdrawal plan, limited to 10% annually of the value of your account, measured at the time you set up the plan

     o    redemptions initiated by the Fund


     o redemptions by retirement plans of shares held in plan level or omnibus accounts maintained by a retirement plan administrator or recordkeeper

     o redemptions of Class A shares where no broker was compensated by the Distributor for the sale.

CDSC AGING SCHEDULE

As discussed above, certain investments in Class A, Class B and Class C shares will be subject to a CDSC. The aging schedule applies to the calculation of the CDSC.

Purchases of Class A, Class B or Class C shares made on any day during a calendar month will age one month on the last day of the month, and each subsequent month.

No CDSC is assessed on the value of your account represented by appreciation or additional shares acquired through the automatic reinvestment of dividends or capital gain distributions. Therefore, when you redeem your shares, only the value of the shares in excess of these amounts (i.e., your direct investment) is subject to a CDSC.

The CDSC will be based either on your original purchase price or the then current NAV of the shares being sold, whichever is lower. The applicability of a CDSC will not be affected by exchanges or transfers of registration, except as described in the SAI.


DISTRIBUTION AND SERVICE FEES

The Fund has adopted a distribution and service plan under Rule 12b-1 of the 1940 Act. 12b-1 fees are used to compensate the Distributor and other dealers and investment representatives for services and expenses related to the marketing, sale and distribution of the Fund's shares and/or for providing shareholder services. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The 12b-1 fees vary by share class as follows:

     o Class A shares pay a 12b-1 fee at the annual rate of 0.25% of the average daily net assets of the Fund.

     o Class B and Class C shares pay a 12b-1 fee at the annual rate of 1.00% of the average daily net assets of the Fund.


12b-1 fees, together with the CDSC, help the Fund sell Class B and Class C shares by financing the costs of advancing brokerage commissions paid to dealers and investment representatives.

The Distributor may use up to 0.25% of the fees for shareholder servicing for Class B and Class C shares and up to 0.75% for distribution for Class B and Class C shares. The Distributor uses the entire amount of the 12b-1 fees for distribution for Class A shares.

HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES


You may purchase, exchange and redeem shares of Class A, Class B and Class C shares of the Fund in the manner described below. In addition, you may be eligible to participate in certain investor services and programs to purchase, exchange and redeem these Classes of shares, which are described in the next section under the caption "Investor Services and Programs." The Fund reserves the right to modify the following policies at any time and to reject any investment for any reason.


HOW TO PURCHASE SHARES

INITIAL PURCHASE

You may purchase Class A shares of the Fund on days the New York Stock Exchange
(NYSE) is open for trading, except that shares may not be purchased on Federal Reserve Bank holidays. See "Determination of Net Asset Value".

Direct purchases of Class B and Class C shares of the Fund are not permitted. Class B and Class C shares may be acquired only by exchanging from the same class of other Henderson Global Funds.


INVESTMENT MINIMUMS:
                                                       MINIMUM TO OPEN   MINIMUM
TYPE OF ACCOUNT                                           AN ACCOUNT     BALANCE
--------------------------------------------------------------------------------
Regular                                                      $500          $500
--------------------------------------------------------------------------------
IRA and Roth IRA                                             $500          $500
--------------------------------------------------------------------------------
Coverdell Education Savings Account (Educational IRA)        $500          $500
--------------------------------------------------------------------------------
Automatic Investment Plan                                    $500          $500
--------------------------------------------------------------------------------

Except as noted below, the Fund requires that you maintain a minimum account balance as listed above. If your account value declines below the respective minimum because you have redeemed or exchanged some of your shares, the Fund may notify you of its intent to liquidate your account unless it reaches the required minimum. You may prevent this by increasing the value of your account to at least the minimum within ninety days of the notice from the Fund.

The Fund may be limited in its ability to monitor or ensure that accounts opened through a financial intermediary meet the minimum investment requirements. Nevertheless, the Fund expects that financial intermediaries will comply with the Fund's investment requirements including applicable investment minimums. In the event the Fund is unable to prevent an account with a below minimum balance from opening, the Fund reserves the right to liquidate the account at anytime.

Initial investment minimums do not apply to investments made by the Trustees of the Trust and employees of the Adviser, its affiliates or their family members. The initial investment minimum may be reduced or waived for investments made by investors in wrap-free programs or other asset-based advisory fee programs where reduction or waiver of investment minimums is a condition for inclusion in the program.


The Fund reserves the right to waive any investment minimum to the extent such a decision is determined to be in the best interests of the Fund. The Fund also reserves the right to liquidate your account regardless of size.

We recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund and the share class are appropriate for you. In addition, consider the Fund's investment objective, principal investment strategies and principal risks as well as factors listed under "Description of Share Classes" to determine whether the Fund is appropriate for your situation and, if so, which share Class is most appropriate for your situation.


OPENING YOUR ACCOUNT

You can open a new account in any of the following ways:

     o FINANCIAL ADVISER. You can establish an account by having your financial adviser process your purchase.

     o COMPLETE THE APPLICATION. Please call 866.3HENDERSON (or 866.343.6337) to obtain an application. Make check payable to the name of the Fund. Mail to:

          REGULAR MAIL
          Henderson Global Funds
          PO Box 8391
          Boston, MA 02266-8391

          OVERNIGHT MAIL
          Boston Financial Data Services
          c/o Henderson Global Funds
          30 Dan Road
          Canton, MA 02021-2809
          866.3HENDERSON (or 866.343.6337)

HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES


Current shareholders may open a new identically registered account by one of the following methods:

     o TELEPHONE EXCHANGE PLAN. You may exchange $500 or more from your existing account to another Henderson Global Fund account.

     o WIRE. Call 866.3HENDERSON (or 866.343.6337) to arrange for this transaction:

          State Street Bank and Trust Company
          Attn: Mutual Funds
          Boston, MA 02110
          ABA # 0110-0002-8
          Attn: Henderson Global Funds
          Deposit DDA #9905-541-0
          FBO: (please specify the Fund name, account number and name(s) on account);

You must be a US citizen or an alien residing in the US or a US Territory with a valid US Taxpayer Identification Number to open an account. Entities must be based in the US or a US Territory and have a valid US Taxpayer Identification Number to open an account. US citizens living abroad may establish accounts with the Henderson Global Funds. If you are attempting to open an account with a financial intermediary, your account must be established manually prior to placing any investments. Please have a representative of the financial intermediary fax full account registration instructions to our shareholder services department. These instructions should include the following information:

     o    Account Registration

     o    Dealer Number

     o    Branch and Rep Number

     o    Dealer Account Number (BIN)

     o    Matrix level

     o    Cash/Reinvest Option

Shareholder Services will contact the financial intermediary when the account has been established and is ready for investment. Orders received prior to this confirmation will not be considered complete and will not be eligible for pricing.

The Fund does not accept foreign correspondent or foreign private banking accounts.

ADDING TO YOUR ACCOUNT

There are several easy ways you can make additional investments to any Henderson Global Fund in your account:

     o    ask your financial adviser to purchase shares on your behalf

     o    send a check with the returnable portion of your statement

     o wire additional investments through your bank using the wire instructions as detailed above

     o authorize transfers by telephone between your bank account and your Henderson account through Automated Clearinghouse (ACH). You may elect this privilege on your account application or through a written request

     o    exchange shares from another Henderson Global Fund

     o through an Automatic Investment Plan (please see "Investor Services and Programs-Purchase and Redemption Programs" for details)

HOW TO EXCHANGE SHARES


You can exchange your shares in the Fund for shares of the same class of other Henderson Global Funds by having your financial adviser process your exchange request or by contacting shareholder services directly. Exchanges of Class A shares that were previously subject to initial sales charges or meet the conditions for sales charge waivers as described in the then current prospectus for the relevant Henderson Global Fund will be transacted at NAV. Exchanges of Class A shares that were not previously subject to initial sales charges and do not meet the conditions for sales charge waivers will be transacted at Public Offering Price ("POP"). Please refer to the current prospectus for the relevant Henderson Global Fund. Exchanges of Class B and Class C shares will always be transacted at NAV. You may exchange between shares of the Fund and shares of other Henderson Global Funds only on days where both the NYSE and the Federal Reserve Bank are open. See "Determination of Net Asset Value". Please note that a share exchange is a taxable event for federal income tax purposes.


To be eligible for exchange, shares of the Fund must be registered in your name or in the name of your financial adviser for your benefit for at least 15 days. The minimum exchange amount to establish a new account is the same as the investment minimum for your initial purchase. Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange. Shares exchanged from other Henderson Global Funds within 30 days of purchase may be subject to a 2.00% redemption fee, as described in the prospectus for those Funds.

HOW TO REDEEM SHARES

You may redeem your shares either by having your financial adviser process your redemption or by contacting shareholder services directly. The Fund normally sends your redemption proceeds within seven calendar days after your request is received in good order. "Good order" is defined by the requirements described below for redemptions processed by telephone or mail.

Under unusual circumstances such as when the New York Stock Exchange (NYSE) is closed, trading on the NYSE is restricted or if there is an emergency, the Fund may suspend redemptions or postpone payment. If you purchased the shares you are redeeming by check, the

                                     HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES


Fund may delay the payment of the redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date.

You may give up some level of security in choosing to buy or sell shares by telephone rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order, and sending prompt written confirmation of transactions to the shareholder of record. If these procedures are followed, the Fund and its service providers are not liable for acting upon instructions communicated by telephone that they believe to be genuine.

REDEEMING THROUGH YOUR FINANCIAL ADVISER

You can request your financial adviser to process a redemption on your behalf. Your financial adviser will be responsible for furnishing all necessary documents to shareholder services and may charge you for this service.

REDEEMING DIRECTLY THROUGH SHAREHOLDER SERVICES

     o BY TELEPHONE. You can call shareholder services at 866.3HENDERSON (or 866.343.6337) to have shares redeemed from your account and the proceeds wired or electronically transferred directly to a pre-designated bank account or mailed to the address of record. Shareholder services will request personal or other information from you and will generally record the calls. You may elect not to receive this privilege on your account application.

     o BY MAIL. To redeem shares by mail, you can send a letter to shareholder services with the name of your Fund, your account number and the number of shares or dollar amount to be sold. Mail to:

          REGULAR MAIL
          Henderson Global Funds
          PO Box 8391
          Boston, MA 02266-8391

          OVERNIGHT MAIL
          Boston Financial Data Services
          c/o Henderson Global Funds
          30 Dan Road
          Canton, MA 02021-2809
          866.3HENDERSON (or 866.343.6337)

     o BY WIRE AND/OR ACH. Redemptions in excess of $500 may be wired to your financial institution that is indicated on your account application. Please note that proceeds sent via wire will arrive the next business day and a $10.00 fee applies. Proceeds sent via ACH will arrive in 2-3 business days with no additional fee.

Note: If an address change has occurred within 30 days of the redemption, a signature guarantee will be required.

SIGNATURE GUARANTEE / ADDITIONAL DOCUMENTATION

Your signature may need to be guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE. Shareholder services may require additional documentation for certain types of registrations and transactions, in any of the following situations:

     o You request a change to your current account registration, including your name and address, or are establishing or changing a TOD (Transfer on Death) beneficiary

     o    You want to redeem more than $200,000 in shares

     o You want your redemption check mailed to an address other than the address on your account registration

     o    Your address of record was changed within the past 30 days

     o You want to redeem shares, and you instruct the Fund to wire the proceeds to a bank or brokerage account, but you do not have the telephone redemption by wire plan on your account

     o Your name has changed by marriage or divorce (send a letter indicating your account number(s) and old and new names, signing the letter in both the old and new names and having both signatures guaranteed)

OTHER CONSIDERATIONS

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and exchange orders should be made for investment purposes only. The Fund does not accept third party checks, money orders, cash, currency or monetary instruments in bearer form. The Fund reserves the right to reject or restrict any specific purchase or exchange request. We are required by law to obtain certain personal information from you which will be used to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, we reserve the right to close your account or take such other steps as we deem reasonable.

Because an exchange request involves both a request to redeem shares of the Fund and to purchase shares of another Henderson Global Fund, the Henderson Global Funds consider the underlying redemption and purchase requests conditioned upon the acceptance of each of these underlying requests. Therefore, in the event that the Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. When the Fund determines that the level of exchanges on any day may be harmful to its remaining shareholders, the Fund may reject the exchange request or delay the payment of exchange proceeds for up to seven days to permit cash to be raised through the orderly liquidation of its portfolio securities to pay redemption proceeds. In the case of delay, the purchase side of the exchange will be delayed until the exchange proceeds are paid by the redeeming fund. If an exchange has been rejected or delayed shareholders may still place an order to redeem their shares.

ANTI-MONEY LAUNDERING LAWS. The Fund is required to comply with certain federal anti-money laundering laws and

HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES



regulations. The Fund may be required to "freeze" the account of a shareholder if certain account information matches information on a government list of known terrorists or other suspicious persons or if the shareholder appears to be involved in suspicious activity, or the Fund may be required to transfer the account or the proceeds of the account to a government agency.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES. The Fund is intended to serve as a liquid, short-term investment. Consequently, the Fund has no specific limits on trading frequency. However, trading activity in the Fund will be monitored as part of the procedures designed to deter or detect short-term trading and other excessive trading practices in other Henderson Global Funds.

You are permitted to make exchanges between the Class A, Class B or Class C shares of the Fund and the same share class of other Henderson Global Funds; however, the exchange privilege is not intended as a vehicle for short-term or excessive trading. Excessive or short-term exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Accordingly, the Fund may suspend or permanently terminate the exchange privilege of any investor who appears to be engaged in short-term or excessive trading.


REINSTATEMENT PRIVILEGE. Once a year, you may decide to reinstate Class A, Class B and Class C shares that you have redeemed within the past 90 days. You must send a letter to shareholder services, stating your intention to use the reinstatement privilege, along with your check for all or a portion of the previous redemption proceeds. Shares will be purchased at NAV on the day the check is received. Shares will be purchased into the account from which the redemption was made. The proceeds must be reinvested within the same share class, except proceeds from the sale of Class B shares where a CDSC was charged will be reinvested into Class A shares. If shares were redeemed from a Class C account, the purchase will be processed so that no CDSC charges will be assessed against it in the future, but any CDSC charges that were incurred as a result of the original redemption will not be reversed.


IN-KIND DISTRIBUTIONS. The Fund reserves the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In-kind distributions are taxable for federal income tax purposes in the same manner as cash distributions. In the event that the Fund makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash. Should the in-kind distribution contain illiquid securities, you could have difficulty converting the assets into cash. The Fund has elected pursuant to Rule 18f-1 under the 1940 Act to commit to pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the Fund's net assets, whichever is less.

INVESTOR SERVICES AND PROGRAMS

As a shareholder of the Fund, you have available to you a number of services and investment programs. Some of these services and programs may not be available to you if your shares are held in the name of your financial adviser or if your investment in the Fund is made through a retirement plan.

DISTRIBUTION OPTIONS

The following distribution options are generally available to all accounts and you may change your distribution option as often as you desire by having your financial adviser notify shareholder services or by contacting shareholder services directly:

     o Dividend and capital gain distributions reinvested in additional shares (this option will be assigned if no other option is specified)

     o Dividend distributions in cash; capital gain distributions reinvested in additional shares

     o    Dividend and capital gain distributions in cash

     o Dividend and capital gain distributions reinvested in additional shares of another Henderson Global Fund of your choice

Reinvestments (net of any tax withholding) will be made in additional full and fractional shares of the same class of shares at the NAV as of the close of business on the reinvestment date. See "Other Information- Distributions-Undeliverable Distributions." Your request to change a distribution option must be received by shareholder services at least five business days before a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

PURCHASE AND REDEMPTION PROGRAMS FOR CLASS A, CLASS B AND CLASS C SHARES

For your convenience, the following purchase and redemption programs are made available to you with respect to Class A, Class B and Class C shares, without extra charge.

AUTOMATIC INVESTMENT PLAN (CLASS A ONLY). You can make cash investments through your checking account or savings account on any day of the month. If you do not specify a date, the investment will automatically occur on or about the fifteenth day of the month.


AUTOMATIC EXCHANGE PLAN. If you have an account balance of at least $5,000 in any Henderson Global Fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic monthly or quarterly exchanges from your account in the Fund for shares of the same class of other Henderson Global Funds. Exchanges are taxable for federal income tax purposes. You may make exchanges with any of the other Henderson Global Funds under this plan.

Exchanges of Class A shares from the Fund to Class A shares of other Henderson Global Funds may be subject to sales charges as described under "How to Exchange Shares". Exchanges of Class A shares into the Fund or between Class B and Class C shares of the Fund and other Henderson Global Funds will be made at NAV without any sales charges. You may terminate the Plan at any time on five business days notice. For more information about exchanging out of a Henderson Global Fund, you should consult that Henderson Global Fund's prospectus.


REINVEST WITHOUT A SALES CHARGE. You can reinvest dividend and capital gain distributions into your account without a sales charge to add to your investment easily and automatically.

DISTRIBUTION INVESTMENT PROGRAM. You may purchase shares of any Henderson Global Fund without paying an initial sales charge or a CDSC upon redemption by automatically reinvesting dividend and capital gain distributions from the same class of another Henderson Global Fund.

SYSTEMATIC WITHDRAWAL PLAN. This plan is available to IRA accounts and non-IRA accounts with a minimum account balance of $5,000. You may elect to automatically receive or designate someone else to receive regular periodic payments on any day between the 4th and the last day of the month. If you do not specify a date, the investment will automatically occur on the fifteenth business day of the month. Each payment under this systematic withdrawal is funded through the redemption of your Fund shares. For Class B and Class C shares, you can receive up to 10% of the value of your account without incurring a CDSC charge in any one year (measured at the time you establish this plan). You may incur the CDSC (if applicable) when your shares are redeemed under this plan. You may terminate the Plan at any time on five business days notice.

OTHER INFORMATION


DETERMINATION OF NET ASSET VALUE


The price at which you buy or sell shares of the Fund is the net asset value per share (NAV). The NAV of each class of shares is calculated every business day as of the close of regular trading on the New York Stock Exchange (NYSE) - normally 4:00 pm Eastern time, but sometimes earlier (referred to as the valuation time). The days on which the NYSE is closed are listed in the SAI. Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. On days when the fixed income markets close before the NYSE or when the Federal Reserve Cash Settlement System closes earlier than normal, the valuation time may be accelerated.

To the extent that the Fund's assets consist of investments in the Master Portfolio, the Fund will calculate its share price using the NAV of those investments as reported by the Master Portfolio.

In order to help it meet its goal of maintaining a steady $1.00 NAV, the Master Portfolio uses the amortized cost method to value its portfolio instruments. In this method, an instrument is initially valued at its actual cost, and over time its value is assumed to move in a straight line toward its value at maturity, regardless of actual market value.

Investments in the Fund must be made in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank). The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran's Day. On these holidays, you will not be able to purchase shares of the Fund, either directly or by exchange from other Henderson Global Funds, because the Federal Funds wiring does not occur on these holidays. You will begin accruing dividends on the business day following the business day your purchase request is received and paid for. Dividends will accrue through the day of redemption.

Your purchase or redemption order will be executed at the NAV next calculated if your order is complete (has all the required information) and shareholder services receives your order by the valuation time. Orders received after the valuation time are treated as having arrived on the next business day. Upon redemption, any required withholding tax will be deducted from your redemption proceeds.


The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. Such intermediaries may include financial advisers, custodians, trustees, retirement plan administrators or recordkeepers. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order. Customer orders will be priced at the Fund's NAV next computed after they are received by an authorized broker or the broker's authorized designee.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

The Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made at least annually in December.


The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you.

The Fund intends to elect to be treated and qualify each year as a regulated investment company for federal income tax purposes. A regulated investment company is not subject to federal income tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

Dividends from net investment income and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to you as long-term capital gain, regardless of how long you may have held shares of the Fund. The maximum federal income tax rate on ordinary income is currently 35%, while long-term capital gains are taxable to individual and other noncorporate investors at a maximum federal income tax rate of 15% for taxable years beginning on or before December 31, 2010.

See "Investor Services and Programs -- Distribution Options" for information concerning the manner in which dividends and distributions to shareholders may be automatically reinvested in additional shares. Dividends and distributions will be taxable to shareholders for federal income tax purposes whether they are reinvested in shares of the Fund or received in cash.

                                                               OTHER INFORMATION



Distributions declared by the Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year are treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

Because the Fund seeks to maintain a stable share price, it is unlikely that you will have a capital gain or loss for federal income tax purposes when you sell your Fund shares.

If a check representing (1) sale proceeds, (2) a withdrawal under the systematic withdrawal plan, or (3) a dividend/capital gains distribution is returned "undeliverable" or remains uncashed for six months, the Fund may cancel the check and reinvest the proceeds in the Fund from which the transaction was initiated. In addition, after such six-month period: (1) the Fund will terminate your systematic withdrawal plan and future withdrawals will occur only when requested, and (2) the Fund will automatically reinvest future dividends and distributions in the Fund.

The Fund is required in certain circumstances to apply backup withholding at the rate of 28% on dividends and redemption proceeds paid to any shareholder who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service. If you are neither a citizen nor a resident of the U.S., the Fund will generally withhold U.S. federal income tax at a rate of 30% on dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable income tax treaty if you supply the appropriate documentation to the Fund. Backup withholding will not be applied to payments that have been subject to non-resident alien withholding. Prospective investors should read the Henderson Global Funds' Account Application for additional information regarding backup withholding of federal income tax.

UNIQUE NATURE OF THE FUND

Henderson and its affiliates may serve as the investment adviser to other funds which have investment goals and principal investment policies and risks similar to those of the Fund, and which may be managed by the Fund's portfolio managers. While the Fund may have many similarities to these other funds, its investment performance will differ from the other funds' investment performance. This is due to a number of differences between the funds, including differences in sales charges, expense ratios, investments and cash flows.

PROVISION OF ANNUAL AND SEMI-ANNUAL REPORTS AND PROSPECTUS

The Fund produces financial reports every six months and updates the Prospectus at least annually. To avoid sending duplicate copies of materials to households, only one copy of the Henderson Global Funds' annual and semi-annual report or Prospectus will be mailed to shareholders having the same residential address on the funds' records. However, any shareholder may contact shareholder services (see back cover for address and phone number) to request that copies of these reports and the Prospectus be sent personally to that shareholder.

FINANCIAL HIGHLIGHTS



The Fund is expected to commence operations on April 20, 2009, therefore no financial highlights are shown for the Fund.

                       This page intentionally left blank.

More information about the Fund is available free upon request, including the following:


ANNUAL/SEMI-ANNUAL REPORTS


You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. Additional information about the Fund's investments will be available in the Fund's semi-annual and annual reports. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION


The SAI provides more details about the Fund and its policies. The SAI dated April 20, 2009 is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this Prospectus).

You will be able to request other information, including the SAI and annual or semi-annual reports, free of charge, as provided below.


TO OBTAIN INFORMATION:

BY TELEPHONE
Call 866.3HENDERSON (or 866.343.6337) for shareholder services or 866.4HENDERSON (or 866.443.6337) for other services

BY MAIL
Write to:
Henderson Global Funds
P.O. Box 8391
Boston, MA 02266-8391

BY OVERNIGHT DELIVERY TO
Boston Financial Data Services
clo Henderson Global Funds
30 Dan Road
Canton, MA 02021-2809
866.3HENDERSON (or 866.343.6337)


ON THE INTERNET
You will be able to find more information about the Fund on the Internet at http://www.hendersonglobalinvestors.com, including copies of the SAI and annual and semi-annual reports. This website is not considered part of the Prospectus.


You can also obtain information about the Fund and a copy of the SAI from the Securities and Exchange Commission as follows:

BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
(The SEC charges a fee to copy documents.)

BY ELECTRONIC REQUEST
publicinfo@sec.gov
(The SEC charges a fee to copy documents.)

IN PERSON
Public Reference Room in Washington, DC
(For more information and hours of operation, call (202) 551-8090.)

VIA THE INTERNET
on the EDGAR Database at http//www.sec.gov


SEC file number: 811-10399

Henderson Global Investors


Henderson Global Funds



Prospectus

April 20, 2009


Henderson Money Market Fund
Class Z Shares (HFZXX)

HENDERSON MONEY MARKET FUND
PROSPECTUS



                                                                  APRIL 20, 2009
                                                          CLASS Z SHARES (HFZXX)




THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE INVESTMENT OBJECTIVE, STRATEGIES AND RISKS OF THE HENDERSON MONEY MARKET FUND (THE "FUND") THAT YOU SHOULD KNOW BEFORE YOU INVEST IN IT. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR INVESTMENT RECORDS. THE INVESTMENT OBJECTIVE OF THE FUND IS TO SEEK TO MAXIMIZE CURRENT INCOME, TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY AND THE MAINTENANCE OF A STABLE $1.00 PER SHARE NET ASSET VALUE. THE FUND IS A SEPARATE SERIES OF HENDERSON GLOBAL FUNDS (THE "TRUST").

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

FUND SUMMARY ...............................................................   4
PERFORMANCE INFORMATION ....................................................   6
FEES AND EXPENSES SUMMARY ..................................................   6
ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS ...............   8
MANAGEMENT OF THE FUND .....................................................  13
HOW TO PURCHASE AND REDEEM SHARES ..........................................  14
OTHER INFORMATION ..........................................................  15
FINANCIAL HIGHLIGHTS .......................................................  17
BACK COVER FOR ADDITIONAL INFORMATION ......................................  18

FUND SUMMARY


MASTER-FEEDER STRUCTURE

The Fund invests as part of a "master-feeder" structure. The Fund described in this Prospectus operates as a "feeder fund" which means that the Fund invests in a separate mutual fund, or a "master fund", which in turn purchases investment securities.

The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a master fund, the State Street Money Market Portfolio (the "Master Portfolio"), a series of a separately registered open-end management investment company called the State Street Master Funds. The Master Portfolio has a substantially identical investment objective, investment policies, and risks as the Fund. SSgA Funds Management, Inc. ("SSgA FM") is the investment adviser of the Master Portfolio. All discussions about the Fund's investment objective, policies and risks should be understood to refer also to the investment objective, policies and risks of the Master Portfolio.


The Fund can withdraw its investment in the Master Portfolio if, at any time, the Fund's Board of Trustees ("Board") determines that it would be in the best interests of the Fund, or if the investment objective of the Master Portfolio changes so that it is inconsistent with the objective of the Fund. If the Fund withdraws its investment from the Master Portfolio, the Fund may invest all of its assets in another master fund that has the same investment objective as the Fund, Henderson Global Investors (North America) Inc. (the "Adviser") may directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of the Fund, which may include liquidation of the Fund.


INVESTMENT OBJECTIVE


The investment objective of the Fund is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value ("NAV"). There is no assurance the Fund will be able to achieve its objective or be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.


PRINCIPAL INVESTMENT STRATEGIES


The Master Portfolio invests in such U.S. dollar-denominated money market instruments as: (1) U.S. Treasury bills, notes and bonds; (2) other obligations issued or guaranteed as to interest or principal by the U.S. government, its agencies, or instrumentalities; (3) instruments of U.S. and foreign banks, such as certificates of deposit, bankers' acceptances and time deposits, including Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs"); (4) commercial paper of U.S. and foreign companies; (5) mortgage- and asset-backed securities; (6) corporate obligations of U.S. and foreign companies; (7) variable and floating rate notes; and (8) repurchase agreements. Under normal conditions, the Master Portfolio intends to invest more than 25% of its total assets in bank obligations.

The Master Portfolio will limit its portfolio investments to those U.S. dollar-denominated instruments which at the time of acquisition SSgA FM determines present minimal credit risk and which qualify as "eligible" securities under the Securities and Exchange Commission ("SEC") rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in one of the two highest short-term categories by at least two nationally recognized statistical rating organizations (each an "NRSRO");
(2) are rated in one of the two highest short-term categories by one NRSRO, if only one NRSRO has rated the security; or (3) if unrated, are of comparable quality to the rated security described above, as determined by SSgA FM in accordance with procedures established by the Master Portfolio's Board of Trustees.


A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Master Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if SSgA FM finds it advantageous or necessary.

                                                                    FUND SUMMARY


In making investment decisions for the Master Portfolio, SSgA FM focuses on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any fund, the value of the Fund's investments and therefore, the value of the Fund's shares, may fluctuate. Risks discussed below for the Master Portfolio expose the Fund to the same risks. The principal risks that could adversely affect the total return on your investment include:

     o BANKING INDUSTRY RISK. Adverse developments in the banking industry may cause the Master Portfolio to underperform other money market funds that invest more broadly across different industries.


     o CREDIT/DEFAULT RISK. An issuer or guarantor of a fixed-income security held by the Master Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     o FOREIGN INVESTMENT RISK. The Master Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. Adverse political, regulatory, market, or economic developments in foreign countries can affect the ability of such issuers to meet their payment obligations.


     o INTEREST RATE RISK. As interest rates rise, the market value of the Master Portfolio's investments generally will decline. As interest rates decline, the income that the Master Portfolio receives on its new investments generally will decline.

     o LIQUIDITY RISK. An illiquid security presents a greater risk of loss because the Master Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.


     o MARKET RISK: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Master Portfolio's portfolio holdings.


     o MASTER/FEEDER STRUCTURE RISK. The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     o MONEY MARKET RISK. The Fund and Master Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     o MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. Prepayment rates on mortgage- and asset-backed securities may reduce the Master Portfolio's yield.


     o REPURCHASE AGREEMENT RISK. If a seller is unable to honor its commitments under a repurchase agreement with the Master Portfolio, the Master Portfolio could lose money.


     o SECURITY SELECTION RISK. Poor security selection may cause the Master Portfolio to underperform relative to benchmarks or other money market funds, or a strategy used by SSgA FM may fail to produce the intended investment results.


     o U.S. GOVERNMENT SPONSORED ENTERPRISE RISK. Securities issued or guaranteed by certain agencies or instrumentalities of the U.S. government are not guaranteed or supported by the full faith and credit of the United States.

     o VARIABLE AND FLOATING RATE SECURITIES RISK. The extent of increases and decreases in the value of variable and floating rate securities generally will be less than comparable changes in value of an equal principal amount of a similar fixed rate security and, if interest rates decline, the Master Portfolio may forego the opportunity for price appreciation on the security.


You can lose money by investing in the Fund. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION


As of the date of this Prospectus, the Fund had not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns.

FEES AND EXPENSES SUMMARY


The Fund offers four different classes of shares, one of which is described in this Prospectus. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with the different classes.

The following tables show the different fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in the Money Market Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the example reflect the expenses of both the Fund and Portfolio. Future expenses may be greater or less than those indicated below.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                        CLASS Z
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of the Offering Price)    None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
    (as a percentage of the Offering Price)              None
--------------------------------------------------------------------------------
Redemption Fee
    (as a percentage of amount redeemed)                 None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE PAID FROM FUND ASSETS)
As a percentage of average net assets
                                                        CLASS Z
--------------------------------------------------------------------------------
Management Fees (a)                                      0.10%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                    None
--------------------------------------------------------------------------------
Other Expenses (b)                                       0.68%
--------------------------------------------------------------------------------
    Total Operating Expenses                             0.78%
--------------------------------------------------------------------------------
Fee Waiver and Expense Reimbursement (c)                 0.38%
--------------------------------------------------------------------------------
    Net Expenses (d)                                     0.40%
--------------------------------------------------------------------------------


(a) This fee is the investment advisory fee paid by the Master Portfolio to SSgA FM. The Adviser receives no management fee for any period in which the Fund invests substantially all of its investable assets in a master-feeder structure.

(b) Other Expenses are based on estimated amounts since the Fund has not yet commenced operations. Other Expenses include estimated expenses borne directly by the Fund and an estimated allocation of expenses from the Master Portfolio to the Fund, in excess of the management fee. Those expenses may include transfer agent, administration, trustee, legal, audit, insurance and other miscellaneous expenses of the Master Portfolio.

(c) The Adviser has contractually agreed, if necessary, to reimburse other operating expenses of the Fund to the extent necessary to limit total annual operating expenses to 0.40% of the Fund's average daily net assets. This waiver will remain in effect through July 31, 2012.


(d) From time to time, the Adviser may limit expenses to the extent it deems appropriate to enhance the yield of the Fund during periods when fixed expenses have a significant impact on the yield of the Fund because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by the Adviser at any time without notice.

                                                       FEES AND EXPENSES SUMMARY


EXAMPLE OF EXPENSES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples are hypothetical; your actual costs and returns may be higher or lower. The examples assume that:

     o you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

     o your investment has a 5% return each year and dividends and other distributions are reinvested

     o the Fund's operating expenses will remain the same and reflect contractual waivers for applicable periods

Based upon these assumptions:

              If you sell your shares,            If you don't sell your shares,
                your costs would be:                   your costs would be:

                 1-YEAR    3-YEARS                  1-YEAR               3-YEARS
--------------------------------------------------------------------------------
Class Z              $41      $129                      $41                 $129
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

Additional information about risks associated with the Fund's and Master Portfolio's investment policies and investment strategies is provided below. Risks discussed below for the Master Portfolio expose the Fund to the same risks.


     o BANKING INDUSTRY RISK. If the Master Portfolio concentrates more than 25% of its assets in bank obligations, adverse developments in the banking industry may have a greater effect on the Master Portfolio than on a mutual fund that invests more broadly. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the bank obligations of certain financial institutions, resulting in some cases in extreme price volatility and a lack of liquidity. Governments or their agencies may acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of certain bank obligations.

     o FOREIGN INVESTMENT RISK. The Master Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. Furthermore, by investing in dollar-denominated instruments rather than directly in a foreign issuer's stock, the Master Portfolio can avoid currency risks during the settlement period for either purchases or sales.

     o INTEREST RATE RISK. During periods of rising interest rates, the Master Portfolio's yield will tend to be lower than prevailing market rates; in periods of falling interest rates, the Master Portfolio's yield will tend to be higher than prevailing market rates. In addition, the value of a fixed income security will typically decrease as interest rates rise. Changes in the value of a debt security usually will not affect the amount of income the Portfolio receives from it but will affect the value of the Master Portfolio's interests. Debt securities with floating interest rates can be less sensitive to interest rate changes, although, to the extent the Master Portfolio's income is based on short-term interest rates that fluctuate over short periods of time, income received by the Master Portfolio may decrease as a result of a decline in interest rates. In response to an interest rate decline, debt securities that provide the issuer with the right to call or redeem the security prior to maturity may be called or redeemed, which may result in the Master Portfolio having to reinvest proceeds in other investments at a lower interest rate. The longer the duration of the security, the more sensitive the security is to this risk.

     o LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult or impossible to purchase, sell or convert to cash in the normal course of business. The ability of the Master Portfolio to transact in securities at advantageous prices can be greatly limited when liquidity is limited in the market and the Master Portfolio may have to hold such securities when SSgA FM would otherwise have sold them. Also, there may not be a ready market for certain securities held by the Master Portfolio. Illiquid securities may be more difficult to value than other securities. In recent periods, various types of securities in which the Master Portfolio invests have experienced limited liquidity. It is possible that any such illiquidity will continue for an extended period.

     o MARKET RISK. The values of the securities in which the Master Portfolio invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Master Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund and Master Portfolio themselves are regulated. Such legislation or regulation could limit or preclude the Fund's or Master Portfolio's ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Master Portfolio's portfolio holdings. Furthermore, volatile financial markets can expose the Master Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Master Portfolio.

                    ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS



     o MASTER/FEEDER STRUCTURE RISK. Unlike traditional mutual funds that invest directly in securities, the Fund pursues its objective by investing substantially all of its assets in another mutual fund (the Master Portfolio) with substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Master Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio.

     o MONEY MARKET RISK. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in the Fund.

          Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage- and asset- backed securities, which typically provide the issuer with the right to call or prepay the security prior to maturity, may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may be extended because of slower-than expected principal payments. This may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. As a result, mortgage and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage- or asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- or asset backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly knows as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly knows as "Fannie Mae" and "Freddie Mac"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

     o REPURCHASE AGREEMENT RISK. A repurchase agreement is an agreement to buy a security at one price from a seller and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Master Portfolio which are collateralized by the securities subject to repurchase. The Master Portfolio's investment return on such transactions will depend on the counterparties' willingness and ability to perform their obligations under the repurchase agreements. If the Master Portfolio's counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Master Portfolio may realize a loss.

     o U.S. GOVERNMENT SPONSORED ENTERPRISE RISK. U.S. government securities are securities issued or guaranteed as to the payment of interest or principal by the U.S. government, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity. Certain U.S. government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. government or the ability to borrow from the U.S. Treasury. Some U.S. government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. Investments in U.S. government sponsored enterprises may return less than investments in non-government fixed-income securities.

The investment policies described below reflect the Fund's and Master Portfolio's current practices. The Fund currently attempts to achieve its investment objective by investing substantially all of its investable assets in the Master Portfolio. In addition to the principal risks described above, other risks are described in some of the descriptions of the investment policies below:

ASSET-BACKED SECURITIES. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as over collateralization, a letter of credit, surety bond, limited guarantee by another entity or priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS


and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by the Master Portfolio has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Master Portfolio may experience loss or delay in receiving payment and a decrease in the value of the security.


Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. The Master Portfolio's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that the Master Portfolio invests in asset-backed securities, the values of such securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.


Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.


ECDS, ETDS AND YCDS. ECDs are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. ETDs are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of domestic banks. The banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to U.S. banks operating in the United States. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.

INVESTMENT IN OTHER INVESTMENT COMPANIES. The Master Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"), to the extent permitted by applicable law or SEC exemptive relief. If the Master Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the similar expenses, including advisory and administrative fees, of the money market funds in which the Master Portfolio invests. Shareholders would also be exposed to the risks associated not only to the investments with the Master Portfolio (indirectly through the Fund's investment in the Master Portfolio) but also with the portfolio investments of the money market funds in which the Master Portfolio invests.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent participations in, or investments in pools secured by, mortgage loans. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more units) properties, agricultural properties, commercial properties and mixed use properties (the "Mortgaged Properties"). The Mortgaged Properties may consist of detached individual dwelling units, multifamily dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged Properties may also include residential investment properties and second homes.


Types of mortgage-related securities in which the Master Portfolio may invest include: Government National Mortgage Association ("GNMA") Certificates ("Ginnie Maes"), Federal Home Loan Mortgage Corporation ("FHLMC") Mortgage Participation Certificates ("Freddie Macs"), Federal National Mortgage Association ("FNMA") Guaranteed Mortgage Certificates ("Fannie Maes") and Commercial Mortgage-Backed Securities ("CMBS"). Mortgage certificates are mortgage-backed securities representing undivided fractional interests in pools of mortgage backed loans. These loans are made by mortgage bankers, commercial banks, savings and loan associations and other lenders. GNMA is

                    ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS



authorized to guarantee the timely payment of the principal of an interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration (FHA Loans), or guaranteed by the Veterans Administration (VA Loans), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, GNMA is authorized to borrow from the United States Treasury in an unlimited amount. Each Fannie Mae is issued and guaranteed by FNMA and represents an undivided interest in a pool of mortgage loans formed by Fannie Mae. The principal activity of FHLMC currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Macs.

In September 2008, FNMA and FHLMC (together, the "GSEs") were placed under the conservatorship of the Federal Housing Finance Agency ("FHFA") to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs' assets and property and putting the GSEs in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take steps to support the conservatorship, including steps to shore up the entities' capital base and funding to assist the entities in funding their regular business activities in the capital markets until December 31, 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by the GSEs will be successful.


Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The Master Portfolio may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. In addition to interest rate risk, investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. Unlike the maturity of a fixed income security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The Master Portfolio may gain investment exposure to mortgage-backed and asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. The Master Portfolio may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement.

SECTION 4(2) COMMERCIAL PAPER AND RULE 144A SECURITIES. The Master Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the `'1933 Act"). This commercial paper is commonly called `'Section 4(2) paper." The Master Portfolio may also invest in securities that may be offered and sold only to `'qualified institutional buyers" under Rule 144A of the 1933 Act (`'Rule 144A securities").


Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a exempt transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like the Master Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it is subject to liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally may be sold only to other qualified institutional buyers.

Section 4(2) paper or a Rule 144A security will not be considered illiquid for purposes of the Master Portfolio's limitation on illiquid securities if SSgA FM (pursuant to guidelines adopted by the Board) determines that a liquid trading market for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information ("SAI") addresses the Fund's and Master Portfolio's limitation on illiquid securities.

U.S. GOVERNMENT SECURITIES. U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. Although securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS


Government are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk (as described above under "Mortgage-Backed Securities"), and the risk that the value of the securities will fluctuate in response to political, market, or economic developments.


VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities are instruments issued or guaranteed by entities such as: (1) the U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies, or (5) trusts. The Master Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by the Master Portfolio may include variable and floating rate instruments, which may have a stated maturity in excess of the Master Portfolio's general maturity limitations but which will, except for certain U.S. government obligations, permit the Master Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days' notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of its interest rate tends to assure that its value to the Master Portfolio will approximate its par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have an active trading market) are subject to the Master Portfolio's percentage limitations regarding securities that are illiquid or not readily marketable. SSgA FM will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Master Portfolio invests, and its ability to repay principal and interest. Variable and floating rate securities are subject to interest rate and credit/default risk.


TEMPORARY DEFENSIVE POSITIONS. From time to time, the Master Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if the Master Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. The Master Portfolio's holdings in temporary defensive positions may be inconsistent with the Master Portfolio's principal investment strategy, and, as a result, the Master Portfolio may not achieve its investment objective.

CHANGES IN POLICIES AND ADDITIONAL INFORMATION


CHANGES IN POLICIES. The Fund's Board may change the Fund's investment objective, investment strategies and other policies without shareholder approval, except as otherwise indicated.

ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES AND RISKS. The Master Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Master Portfolio and therefore are not described in this Prospectus. The types of securities and investment techniques and practices in which the Master Portfolio may engage are discussed, together with their risks, in the Fund's SAI which you may obtain by contacting shareholder services. (See back cover for address and phone number.)


DISCLOSURE OF PORTFOLIO HOLDINGS. The Fund's SAI includes a description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings.

MANAGEMENT OF THE FUND


Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1700, Chicago, IL, 60611, referred to herein as the "Adviser", is an indirect, wholly-owned subsidiary of Henderson Group plc and, together with its subsidiaries, are referred to as "Henderson Global Investors" in this Prospectus.

As a global money manager, Henderson Global Investors provides a full spectrum of investment products and services to institutions and individuals around the world. Headquartered in London at 201 Bishopsgate, London UK EC2M 3AE, Henderson Global Investors has been managing assets for clients since 1934. Today, Henderson Global Investors is a dynamic multi-asset management business with a fast growing worldwide distribution network.


The Adviser has overall responsibility for the general management and administration of the Fund. The Fund has entered into an investment advisory agreement with the Adviser. The Adviser receives no compensation for its services to the Fund while the Fund is invested in a master-feeder structure. If the Fund does not invest substantially all of its investable assets in a master-feeder structure, the Adviser would receive an investment advisory fee at an annual rate of 0.10% of average daily net assets.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement for the Fund will be available in the Fund's Semi-Annual Report dated June 30, 2009.

The Master Portfolio in which the Fund invests is managed under the general oversight of the Board of Trustees of State Street Master Funds. SSgA FM, a subsidiary of State Street Corporation, serves as the investment adviser for the Master Portfolio. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation, a publicly held bank holding company, and includes SSgA FM, a wholly-owned subsidiary. SSgA FM's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. SSgA managed approximately $1.4 trillion as of December 31, 2008 in investment programs and portfolios for institutional and individual investors. SSgA FM had over $118.5 billion in assets under management as of December 31, 2008.

HOW TO PURCHASE AND REDEEM SHARES



Class Z shares are only available for purchase by other series of Henderson Global Funds or by certain other clients of the Adviser as shall be determined by the Adviser from time to time.

Shares may be purchased on days the New York Stock Exchange (NYSE) is open for trading, except that shares may not be purchased on Federal Reserve Bank holidays. See "Determination of Net Asset Value".

The minimum initial investment is $10 million, although the Adviser may waive the minimum in its discretion.


OTHER CONSIDERATIONS

RIGHT TO REJECT OR RESTRICT PURCHASE ORDERS. The Fund reserves the right to cease accepting investments at any time or reject any investment order. In addition, the Fund may limit the amount of a purchase order received after 3:00 p.m. EST.


ANTI-MONEY LAUNDERING LAWS. The Fund is required to comply with certain federal anti-money laundering laws and regulations. The Fund may be required to "freeze" the account of a shareholder if certain account information matches information on a government list of known terrorists or other suspicious persons or if the shareholder appears to be involved in suspicious activity, or the Fund may be required to transfer the account or the proceeds of the account to a government agency.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES. The Fund is intended to serve as a liquid, short-term investment. Consequently, the Fund has no specific limits on trading frequency.

IN-KIND DISTRIBUTIONS. The Fund reserves the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In-kind distributions are taxable for federal income tax purposes in the same manner as cash distributions. In the event that the Fund makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash. Should the in-kind distribution contain illiquid securities, you could have difficulty converting the assets into cash. The Fund has elected pursuant to Rule 18f-1 under the 1940 Act to commit to pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the Fund's net assets, whichever is less.

OTHER INFORMATION


DETERMINATION OF NET ASSET VALUE


The price at which you buy or sell shares of the Fund is the net asset value per share (NAV). The NAV of each class of shares is calculated every business day as of the close of regular trading on the New York Stock Exchange (NYSE) - normally 4:00 pm Eastern time, but sometimes earlier (referred to as the valuation time). The days on which the NYSE is closed are listed in the SAI. Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. On days when the fixed income markets close before the NYSE or when the Federal Reserve Cash Settlement System closes earlier than normal, the valuation time may be accelerated.

To the extent that the Fund's assets consist of investments in the Master Portfolio, the Fund will calculate its share price using the NAV of those investments a reported by the Master Portfolio.


In order to help it meet its goal of maintaining a steady $1.00 NAV, the Master Portfolio uses the amortized cost method to value its portfolio instruments. In this method, an instrument is initially valued at its actual cost, and over time its value is assumed to move in a straight line toward its value at maturity, regardless of actual market value.


Investments in the Fund must be made in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank). The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran's Day. On these holidays, you will not be able to purchase shares of the Fund because the Federal Funds wiring does not occur on these holidays. You will begin accruing dividends on the business day your purchase request is received by shareholder services if your purchase request is received and paid for by 3:00 p.m. EST. Dividends will accrue through the day of redemption.

Your purchase or redemption order will be executed at the NAV next calculated if your order is complete (has all the required information) and shareholder services receives your order by the valuation time. Orders received after the valuation time are treated as having arrived on the next business day. Upon redemption, any required withholding tax will be deducted from your redemption proceeds.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS


The Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made at least annually in December.


The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you.

The Fund intends to elect to be treated and qualify each year as a regulated investment company for federal income tax purposes. A regulated investment company is not subject to federal income tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

Dividends from net investment income and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to you as long-term capital gain, regardless of how long you may have held shares of the Fund. The maximum federal income tax rate on ordinary income is currently 35%, while long-term capital gains are taxable to individual and other noncorporate investors at a maximum federal income tax rate of 15% for taxable years beginning on or before December 31, 2010.

Dividends and distributions will be taxable to shareholders for federal income tax purposes whether they are reinvested in shares or received in cash.

Distributions declared by the Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year are treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

Because the Fund seeks to maintain a stable share price, it is unlikely that you will have a capital gain or loss for federal income tax purposes when you sell your Fund shares.

The Fund is required in certain circumstances to apply backup withholding at the rate of 28% on dividends and redemption proceeds paid to any shareholder who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service. If you are neither a citizen

OTHER INFORMATION



nor a resident of the U.S., the Fund will generally withhold U.S. federal income tax at a rate of 30% on dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable income tax treaty if you supply the appropriate documentation to the Fund. Backup withholding will not be applied to payments that have been subject to non-resident alien withholding. Prospective investors should read the Henderson Global Funds' Account Application for additional information regarding backup withholding of federal income tax.

UNIQUE NATURE OF THE FUND

Henderson and its affiliates may serve as the investment adviser to other funds which have investment goals and principal investment policies and risks similar to those of the Fund, and which may be managed by the Fund's portfolio managers. While the Fund may have many similarities to these other funds, its investment performance will differ from the other funds' investment performance. This is due to a number of differences between the funds, including differences in sales charges, expense ratios, investments and cash flows.

PROVISION OF ANNUAL AND SEMI-ANNUAL REPORTS AND PROSPECTUS

The Fund produces financial reports every six months and updates the Prospectus at least annually. To avoid sending duplicate copies of materials to households, only one copy of the Henderson Global Funds' annual and semi-annual report or Prospectus will be mailed to shareholders having the same residential address on the funds' records. However, any shareholder may contact shareholder services (see back cover for address and phone number) to request that copies of these reports and the Prospectus be sent personally to that shareholder.

FINANCIAL HIGHLIGHTS


The Fund is expected to commence operations on April 20, 2009, therefore no financial highlights are shown for the Fund.

MORE INFORMATION ABOUT THE FUND IS AVAILABLE FREE UPON REQUEST, INCLUDING THE
FOLLOWING:


ANNUAL/SEMI-ANNUAL REPORTS


You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. Additional information about the Fund's investments will be available in the Fund's semi-annual and annual reports. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION


The SAI provides more details about the Fund and its policies. The SAI dated April 20, 2009 is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this Prospectus).

You will be able to request other information, including the SAI and annual or semi-annual reports, free of charge, as provided below.


TO OBTAIN INFORMATION:

BY TELEPHONE
Call 866.3HENDERSON (or 866.343.6337) for shareholder services or 866.4HENDERSON (or 866.443.6337) for other services

BY MAIL
Write to:
Henderson Global Funds
P.O. Box 8391
Boston, MA 02266-8391


BY OVERNIGHT DELIVERY TO
Boston Financial Data Services
clo Henderson Global Funds
30 Dan Road
Canton, MA 02021-2809
866.3HENDERSON (or 866.343.6337)


ON THE INTERNET
You will be able to find more information about the Fund on the Internet at http://www.hendersonglobalinvestors.com, including copies of the SAI and annual and semi-annual reports. This website is not considered part of the Prospectus.

You can also obtain information about the Fund and a copy of the SAI from the Securities and Exchange Commission as follows:


You can also obtain information about the Fund and a copy of the Statement of Additional Information from the Securities and Exchange Commission as follows:

BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
(The SEC charges a fee to copy documents.)

BY ELECTRONIC REQUEST
publicinfo@sec.gov
(The SEC charges a fee to copy documents.)

IN PERSON
Public Reference Room in Washington, DC
(For more information and hours of operation, call (202) 551-8090.)

VIA THE INTERNET
on the EDGAR Database at http//www.sec.gov


SEC file number: 811-10399

                           HENDERSON MONEY MARKET FUND

                                    SERIES OF

                             HENDERSON GLOBAL FUNDS
                      737 NORTH MICHIGAN AVENUE, SUITE 1700
                             CHICAGO, ILLINOIS 60611

                       STATEMENT OF ADDITIONAL INFORMATION


                                 April 20, 2009

         Henderson Global Funds (the "Trust") is an open-end management investment company that currently consists of eleven portfolios. The Henderson Money Market Fund (the "Fund") is diversified. This Statement of Additional Information ("SAI") relates to the Class A, Class B, Class C and Class Z shares of the Fund. The other series of the Trust are described in separate Statements of Additional Information. The Fund is managed by Henderson Global Investors (North America) Inc. (the "Adviser").

         This SAI is not a prospectus and should be read in conjunction with the prospectus for the Fund dated April 20, 2009 (the "Prospectus"). The Prospectus and the annual and semi-annual reports of the Fund, when available, may be obtained upon request and without charge from the Trust by calling 866.3Henderson (or 866.343.6337).

                                TABLE OF CONTENTS


                                                                            Page

FUND HISTORY AND GENERAL INFORMATION..........................................1
INVESTMENT OBJECTIVES AND STRATEGIES..........................................1
FUND AND PORTFOLIO INVESTMENTS AND RELATED RISKS..............................2
INVESTMENT RESTRICTIONS.......................................................9
MANAGEMENT OF THE FUND.......................................................13
MANAGEMENT OF THE MASTER FUNDS...............................................16
CONTROL PERSONS AND PRINCIPAL HOLDERS........................................19
INVESTMENT ADVISORY AND OTHER SERVICES.......................................19
BROKERAGE ALLOCATION.........................................................24
CAPITALIZATION AND VOTING RIGHTS.............................................25
PURCHASES AND REDEMPTION INFORMATION.........................................26
NET ASSET VALUE..............................................................28
FEDERAL INCOME TAX MATTERS...................................................29
REGISTRATION STATEMENT.......................................................33
FINANCIAL STATEMENTS.........................................................33
APPENDIX A...................................................................34

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                      FUND HISTORY AND GENERAL INFORMATION

         The Trust is an open-end management investment company organized as a Delaware statutory trust on May 11, 2001 and consists of eleven portfolios, one of which is described in this SAI.

         Descriptions in this SAI of a particular investment practice or technique in which the Fund may engage or a financial instrument which the Fund may purchase are meant to describe the spectrum of investments that the Adviser in its discretion might, but is not required to, use in managing the Fund's portfolio assets. For example, the Adviser may, in its discretion, at any time employ a given practice, technique or instrument for the Fund. It is also possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in some or all markets, in which case the Fund would not use them. Investors should also be aware that certain practices, techniques, or instruments could, regardless of their relative importance in the Fund's overall investment strategy, from time to time have a material impact on the Fund's performance.

                      INVESTMENT OBJECTIVES AND STRATEGIES


         The Fund invests as part of a "master-feeder" structure. The Fund operates as a "feeder fund" which means that the Fund invests in a separate mutual fund, or a "master fund" which in turn purchases investment securities.

         The Fund invests substantially all of its investable assets in the State Street Money Market Portfolio (the "Master Portfolio"), a series of State Street Master Funds (the "Master Funds"). The Master Portfolio has a substantially identical investment objective, investment policies, and risks as the Fund. SSgA Funds Management, Inc. ("SSgA FM") is the investment adviser of the Master Portfolio. All discussions about the Fund's investment objective, policies and risks should be understood to refer also to the investment objective, policies and risks of the Master Portfolio.

         The Fund can withdraw its investment in the Master Portfolio if, at any time, the Fund's Board of Trustees determines that it would be in the best interests of the Fund, or if the investment objective of the Master Portfolio changed so that it was inconsistent with the objective of the Fund. If the Fund withdraws its investment from the Master Portfolio, the Fund may invest all of its assets in another master fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of the Fund, which may include liquidation of the Fund.

         The Fund's investment objective and policies are described in the Fund's Prospectus. Descriptions of the Fund's policies, strategies and investment restrictions, as well as additional information regarding the characteristics and risks associated with the Fund's investment techniques, are set forth below.

         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any type of security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time of the investment. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation. The Adviser, subject to the oversight of the Board of Trustees, will monitor the percentage of illiquid securities held by the Fund.

                FUND AND PORTFOLIO INVESTMENTS AND RELATED RISKS


         To the extent consistent with its investment objective and restrictions, the Fund or Master Portfolio may invest in the following instruments and use the following techniques. The Fund currently attempts to achieve its investment objective by investing substantially all of its investable assets in the Master Portfolio.

         ASSET-BACKED SECURITIES. The Master Portfolio may invest in asset-backed securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related securities described below. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. If the credit enhancement of an asset-backed security held by the Master Portfolio has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Master Portfolio may experience loss or delay in receiving payment and a decrease in the value of the security. The Master Portfolio will not invest more than 5% of its total assets in asset-backed securities.


         EURODOLLAR CERTIFICATES OF DEPOSIT ("ECDS"), EURODOLLAR TIME DEPOSITS ("ETDS") AND YANKEE CERTIFICATES OF DEPOSIT ("YCDS"). The Master Portfolio may invest in ECDs, ETDs and YCDs. ECDs and ETDs are U.S. dollar denominated certificates of deposit issued by foreign branches of domestic banks and foreign banks. YCDs are U.S. dollar denominated certificates of deposit issued by U.S. branches of foreign banks.

         Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements. Obligations of foreign issuers also involve risks such as future unfavorable political and economic developments, withholding tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment.

         FORWARD COMMITMENTS. The Master Portfolio may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Master Portfolio holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Master Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Master Portfolio's other assets. Where such purchases are made through dealers, the Master Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Master Portfolio of an advantageous yield or price.

         Although the Master Portfolio will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Master Portfolio may dispose of a commitment prior to settlement if SSgA FM deems it appropriate to do so. The Master Portfolio may realize short-term profits or losses upon the sale of forward commitments.


         INVESTMENT-GRADE BONDS. The Master Portfolio may invest in corporate notes and bonds that are rated investment-grade by a nationally recognized statistical rating organization ("NRSRO") (and, in the case of the Master Portfolio, rated in one of the two short-term highest rating categories by at least two NRSROs or by one NRSRO if only one NRSRO has rated the security) or, if unrated, are of comparable quality to the rated securities described above, as determined by SSgA FM, in accordance with procedures established by the Master Portfolio's Board of Trustees. Investment-grade securities include securities rated Baa by Moody's or BBB- by S&P (and securities of comparable quality), which have speculative characteristics. See Appendix A.


         ILLIQUID SECURITIES. The Master Portfolio will invest no more than 10% of its net assets, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

         MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES. The Master Portfolio solely as collateral for repurchase agreements may invest in mortgage-backed and mortgage-related securities. Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

         Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the Master Portfolio may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities.

         The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the Master Portfolio may not be able to realize the rate of return the adviser expected.

         Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Master Portfolio. Prepayments may cause losses on securities purchased at a premium. At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value.

         Mortgage-backed securities are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to home buyers throughout the United States. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest that, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), which is a shareholder-owned government-sponsored enterprise established by Congress, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

         GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the "modified pass-through" mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

         FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

         FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

         CMOs may be issued by a U.S. Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or any other person or entity.

         Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

         Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or "IO" class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the Master Portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Master Portfolio may fail to recoup fully, or at all, its initial investment in these securities. Conversely, principal only securities or "POs" tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Master Portfolio's ability to buy or sell those securities at any particular time.

         The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the underlying borrowers.


         PURCHASE OF OTHER INVESTMENT COMPANY SHARES. The Master Portfolio may, to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act") and exemptive rules and orders thereunder, invest in shares of other investment companies which invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to the Master Portfolio's. These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting interestholder redemptions.

         REPURCHASE AGREEMENTS. The Master Portfolio may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Master Portfolio receives securities as collateral. Under a repurchase agreement, the Master Portfolio purchases securities from a financial institution that agrees to repurchase the securities at the Master Portfolio's original purchase price plus interest within a specified time (normally one business day). The Master Portfolio will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness SSgA FM considers satisfactory. Should the counterparty to a transaction fail financially, the Master Portfolio may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Master Portfolio.


         REVERSE REPURCHASE AGREEMENTS. The Master Portfolio may enter into reverse repurchase agreements. In substance, a reverse repurchase agreement is a borrowing for which the Master Portfolio provides securities as collateral. Under a reverse repurchase agreement, the Master Portfolio sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Master Portfolio retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Cash or liquid high-quality debt obligations from the Master Portfolio's portfolio equal in value to the repurchase price including any accrued interest will be segregated by the Master Portfolio's custodian on the Master Portfolio's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the Master Portfolio may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements also involve a risk of default by the counterparty, which may adversely affect the Master Portfolio's ability to reacquire the underlying securities.

         SECTION 4(2) COMMERCIAL PAPER/RULE 144A SECURITIES. The Master Portfolio may also invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("1933 Act") ("Section 4(2) paper") or in securities that that can be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act ("Rule 144A securities").

         Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like the Master Portfolios through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Rule 144A securities generally must be sold only to other qualified institutional buyers.

         Section 4(2) paper and Rule 144A securities will not be subject to the Fund's and Master Portfolio's percentage limitations on illiquid securities when SSgA FM (pursuant to guidelines adopted by the Board of Trustees) determines that a liquid trading market exists. There can be no assurance that a liquid trading market will exist at any time for either Section 4(2) paper or Rule 144A securities.

         U.S. GOVERNMENT SECURITIES. The Master Portfolio may purchase U.S. government securities. The types of U.S. government obligations in which the Master Portfolio may at times invest include: (1) U.S. Treasury obligations and
(2) obligations issued or guaranteed by U.S. government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality, or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the U.S. government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law.

         The Master Portfolio may purchase U.S. government obligations on a forward commitment basis. The Master Portfolio may also purchase Treasury Inflation-Protection Securities, a type of inflation-indexed Treasury security. Treasury Inflation Protected Securities provide for semiannual payments of interest and a payment of principal at maturity which are adjusted for changes in the Consumer Price Index for All Urban Consumers ("CPI-U").

         VARIABLE AND FLOATING RATE SECURITIES. The Master Portfolio may invest in variable and floating rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         VARIABLE AMOUNT MASTER DEMAND NOTES. The Master Portfolio may invest in variable amount master demand notes which are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations. Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market with respect to a particular variable rate instrument.

         WHEN-ISSUED SECURITIES. The Master Portfolio may purchase securities on a when-issued basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the Master Portfolio until settlement takes place. The Master Portfolio segregates liquid securities in an amount at least equal to these commitments. For the purpose of determining the adequacy of these securities, the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Master Portfolio's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Master Portfolio. When entering into a when-issued transaction, the Master Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Master Portfolio may be disadvantaged. The Master Portfolio will not invest more than 25% of their respective net assets in when-issued securities.

         Securities purchased on a when-issued basis and held by the Master Portfolio are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income the Master Portfolio remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Master Portfolio's net asset value ("NAV").

         When payment for when-issued securities is due, the Master Portfolio will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Master Portfolio's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.


         ZERO COUPON SECURITIES. The Master Portfolio may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Generally, changes in interest rates will have a greater impact on the market value of a zero coupon security than on the market value of the comparable securities that pay interest periodically during the life of the instrument. The Master Portfolio will not receive cash payments on a current basis from the issuer in respect of accrued original issue discount ("OID"), but investors will be required to accrue OID for U.S. federal income tax purposes. To generate sufficient cash for the Fund to make the requisite distributions to maintain its qualification for treatment as a "regulated investment company" ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund may be required to redeem a portion of its interest in the Master Portfolio in order to obtain sufficient cash to satisfy the 90% distribution requirement, with respect to OID accrued on zero coupon bonds. The Master Portfolio in turn may sell investments in order to meet such redemption requests, including at a time when it may not be advantageous to do so.

         The Master Portfolio may invest no more than 25% of its total assets in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. government, but the future payment of principal or interest on U.S. Treasury obligations which they represent is so guaranteed.


                             INVESTMENT RESTRICTIONS


         The Fund has elected to be classified as a diversified series of an open-end investment company. The Master Portfolio in which the Fund invests has substantially the same investment restrictions as the Fund. In reviewing the description of the Fund's investment restrictions below, you should assume that the investment restrictions of the Master Portfolio are the same in all material respects as those of the Fund.

         The investment restrictions set forth below are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. Under these restrictions, the Fund may not:


         (1) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S. government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. Foreign and domestic branches of U.S. and foreign banks are not considered a single industry for purposes of this restriction.

         (2) Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

         (3) Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33 1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.

         (4) Invest in securities of any one issuer (other than securities issued by the U.S. government, its agencies, and instrumentalities or securities issued by other investment companies), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets or the Fund would hold more than 10% of the outstanding voting securities of such issuer.

         (5) Make loans to any person or firm; provided, however, that the making of a loan shall not include: (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into "repurchase agreements." The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of the Fund's total assets.

         (6) Invest more than 10% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

         (7) Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

         (8) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.


         Notwithstanding the concentration policy of the Fund (as set forth in Investment Restriction No. 1, above) the Fund is permitted to invest, without limit, in bankers' acceptances, certificates of deposit and similar instruments issued by: (i) U.S. banks, (ii) U.S. branches of foreign banks (in circumstances in which the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), (iii) foreign branches of U.S. banks (in circumstances in which the Fund will have recourse to the U.S. bank for the obligations of the foreign branch), and (iv) foreign branches of foreign banks (although the Fund would only do so if the Adviser were to determine that the foreign branches of foreign banks are subject to the same or substantially similar regulations as U.S. banks). The Fund may concentrate in such instruments when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund's quality standards in the banking industry justify any additional risks associated with the concentration of the Fund's assets in such industry. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.


         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus with respect to the Fund, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Trustees.


                        DISCLOSURE OF PORTFOLIO HOLDINGS


         The Board of Trustees has adopted policies regarding disclosure of the Fund's portfolio holdings information. These policies generally prohibit the Adviser and the Fund from disclosing any information concerning the Fund's portfolio holdings to any third party unless the information has been publicly disclosed. The Fund will publicly disclose its portfolio holdings at least quarterly on its website at http://www.hendersonglobalinvestors.com and by filing Form N-Q and Form N-CSR with the SEC.


         Prior to the time that the Fund's portfolio holdings information is publicly disclosed, the Adviser and/or the Fund may disclose (as authorized by the Adviser's Legal Department) any and all portfolio holdings information to the following categories of persons, subject to the applicable conditions:


         Service providers. In order to carry out various functions on behalf of the Fund, it is necessary for certain third parties to receive non-public portfolio holdings information. Such information may be disclosed only after a good faith determination has been made in the light of the facts then known that: (a) the Fund has a legitimate business purpose to provide the information, (b) the disclosure is in the Fund's best interests and (c) the authorized third party has a fiduciary or contractual duty to maintain the confidentiality of the information and agrees in writing not to disclose, trade or make any investment recommendation based on the information received. As of April 20, 2009, the Fund's primary service providers were the Adviser, State Street Bank and Trust Company, Foreside Fund Services, LLC, Boston Financial Data Services, Inc., Ernst & Young LLP, Vedder Price P.C. and K&L Gates LLP.

         Other. There are numerous mutual fund evaluation services, such as Morningstar and Lipper, and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the Fund by these services and departments, the Fund may distribute month-end portfolio holdings to such services and departments, provided that (a) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund, (b) the recipient agrees not to use the information for investment or trading purposes and (c) the recipient signs a written confidentiality agreement. Entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed. As of April 20, 2009, the following entities may be provided portfolio holdings information in connection with the above procedures:
         Lipper, Inc., Morningstar, Inc., Middleberg Communications, J.P. Morgan Securities, Inc., Evaluation Associates, a Milliman Company and UBS Warburg.


              The terms of the confidentiality agreement generally provide for, among other things, that:

              (i) the portfolio information is the confidential property of the Fund and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement;

              (ii) the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, (1) are authorized to have access to the portfolio information and (2) are subject to confidentiality obligations no less restrictive than the confidentiality obligations contained in the confidentiality agreement;

              (iii) the recipient agrees not to use the information for
                    investment or trading purposes;

              (iv) the disclosure to any third party of the name or other identifying information with respect to any security included in the portfolio information is prohibited during the confidentiality period; and

              (v) upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information.

         Portfolio managers, analysts and other senior officers of the Adviser or the Fund are permitted to disclose or confirm the ownership of any individual portfolio holding to reporters, brokers, shareholders, consultants or other interested persons provided that such information already has been publicly disclosed.

         The Board of Trustees or the Adviser may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the Fund's policies. All waivers and exceptions will be disclosed to the Board of Trustees no later than its next regularly scheduled quarterly meeting. All material amendments to the policies will be submitted to the Board of Trustees for approval or ratification.

                             MANAGEMENT OF THE FUND

         TRUSTEES AND OFFICERS. The Board of Trustees of the Trust (the "Board") is responsible for the overall management of the Trust, including general oversight and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

         A listing of the Trustees and Executive Officers of the Trust and their business experience during the past five years follows.

--------------------------- --------------- ------------- ---------------------------------------- ----------------------------
                                            TERM OF
                            POSITION(S)     OFFICE AND
NAME, ADDRESS AND AGE(1)    WITH THE        TIME          PRINCIPAL OCCUPATIONS                    OTHER DIRECTORSHIPS HELD
                            TRUST(2)        SERVED(3)     DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES:
--------------------------- --------------- ------------- ---------------------------------------- ----------------------------
C . Gary Gerst, 69          Chairman and    Since 2001    President, KCI Inc. (private             None.
                            Trustee                       S-corporation investing in non-public
                                                          investments.)

--------------------------- --------------- ------------- ---------------------------------------- ----------------------------
Roland C. Baker, 69         Trustee         Since 2001    Consultant to financial services         Director, Quanta Capital
                                                          industry.                                Holdings, Inc. (provider
                                                                                                   of property and casualty
                                                                                                   reinsurance); Director, North
                                                                                                   American Company for Life and
                                                                                                   Health Insurance (a provider of
                                                                                                   life insurance, health insurance
                                                                                                   and annuities); Trustee, Scottish
                                                                                                   Widows Investment Partnership
                                                                                                   Trust; Trustee, Allstate
                                                                                                   Financial Investment Trust;
                                                                                                   Director, Midland National Life
                                                                                                   Insurance Company (an affiliate
                                                                                                   of North American Company for
                                                                                                   Life and Health Insurance).


--------------------------- --------------- ------------- ---------------------------------------- ----------------------------
Faris F. Chesley, 69        Trustee         Since 2002    Chairman, Chesley, Taft & Associates,    None.
                                                          LLC (investment manager), since 2001;
                                                          Vice Chairman, ABN-AMRO, Inc. (a
                                                          financial services company), 1998-2001.


-------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE AND OFFICERS OF THE TRUST:
--------------------------- --------------- ------------- ---------------------------------------- ----------------------------
Sean M. Dranfield(4), 42    Trustee and     Since 2001    Director, Global Distribution,           None
                            President                     Henderson Global Investors.

--------------------------- --------------- ------------- ---------------------------------------- ----------------------------
Kenneth A. Kalina, 48       Chief           Since 2005    Chief Compliance Officer, HGINA 2005;    N/A
                            Compliance                    Chief Compliance Officer, Columbia
                            Officer                       Wanger Asset Management, L.P.
                                                          2004-2005; Compliance Officer,
                                                          Treasurer and Chief Financial Officer,
                                                          Columbia Wanger Asset Management, L.P.
                                                          2000 -2005.

--------------------------- --------------- ------------- ---------------------------------------- ----------------------------

                                       13


--------------------------- --------------- ------------- ---------------------------------------- ----------------------------
                                            TERM OF
                            POSITION(S)     OFFICE AND
NAME, ADDRESS AND AGE(1)    WITH THE        TIME          PRINCIPAL OCCUPATIONS                    OTHER DIRECTORSHIPS HELD
                            TRUST(2)        SERVED(3)     DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
Alanna N. Nensel, 33        Vice President  Since 2002    Director, Retail Marketing and Product   N/A
                                                          Management, HGINA, since 2006 and
                                                          Associate Director, Head of Marketing
                                                          and Product Management, HGINA,
                                                          2003-2006.
--------------------------- --------------- ------------- ---------------------------------------- ----------------------------
Scott E. Volk, 37           Vice            Since 2001    Director, Retail Finance and             N/A
                            President                     Operations, HGINA.

--------------------------- --------------- ------------- ---------------------------------------- ----------------------------
Christopher K. Yarbrough,   Secretary       Since 2004    Legal Counsel, HGINA, since 2004;        N/A
33                                                        Attorney, Bell, Boyd & Lloyd LLC,
                                                          2000-2004.

--------------------------- --------------- ------------- ---------------------------------------- ----------------------------
Troy Statczar, 36           Treasurer       Since         Head of US Fund Administration and       N/A
                                            September     Accounting, HGINA, since July 2008;
                                            2008          Senior Vice President, Citigroup
                                                          2005-2008.

--------------------------- --------------- ------------- ---------------------------------------- ----------------------------
Richard J. Mitchell, 45     Assistant       Since 2007    Assistant Treasurer, HGINA, since        N/A
                            Treasurer                     2007; Assistant Treasurer, Bank of New
                                                          York, 2006-2007; Supervisor, The BISYS
                                                          Group; 2002-2006.

--------------------------- --------------- ------------- ---------------------------------------- ----------------------------

___________

1. Each person's address is 737 North Michigan Avenue, Suite 1700, Chicago, IL 60611. Age is as of July 31, 2008.

2.   Currently, all Trustees oversee all eleven series of the Trust.

3. A Trustee may serve until his death, resignation or removal. The officers of the Trust are elected annually by the Board.

4. This Trustee is an interested persons of the Trust because of his employment relationship with Henderson Global Investors (North America) Inc., the investment adviser to the Fund.

         STANDING COMMITTEES OF THE BOARD. The Board has an Audit Committee, a Governance Committee and a Valuation Committee, the responsibilities of which are described below. Each of the Audit Committee and Governance Committee is comprised solely of Independent Trustees. The Valuation Committee is comprised of both interested and Independent Trustees.

         The Audit Committee makes recommendations regarding the selection of independent registered public accounting firm for the Trust, confers with the independent registered public accounting firm regarding the Trust's financial statements, the results of audits and related matters and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee is comprised of only Independent Trustees, receives annual representations from the independent registered public accounting firm as to its independence, and has a written charter that delineates the Committee's duties and powers. Currently, the members of the Audit Committee are Messrs. Baker, Chesley and Gerst. The Audit Committee held two meetings during the fiscal year ended July 31, 2008.

         The Governance Committee oversees the effective functioning of the Board and its committees. It also seeks and reviews candidates for consideration as nominees for membership on the Board. Shareholders wishing to submit the name of a candidate for consideration by the committee should submit their recommendation(s) to the Secretary of the Trust. Currently, the members of the Governance Committee are Messrs. Baker, Chesley and Gerst. The Governance Committee held one meeting during the fiscal year ended July 31, 2008.

         During the fiscal year ended July 31, 2008, the Valuation Committee determined a fair value of securities for which market quotations were not readily available. Effective September 29, 2008, the Board changed its process so that the Valuation Committee currently meets no less frequently than monthly to review pricing determinations made by the Adviser's Pricing Committee. Currently, the members of the Valuation Committee are Messrs. Chesley and Dranfield. The Valuation Committee held twenty eight meetings during the fiscal year ended July 31, 2008.

         MANAGEMENT OWNERSHIP OF THE FUNDS. The following tables set forth, for each Trustee, the aggregate dollar range of equity securities beneficially owned of the Fund and of all funds overseen by each Trustee in the Trust as of December 31, 2008.

-------------------------------------------------- ---------------------------------- ----------------------------------------
                                                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                      SECURITIES IN ALL REGISTERED
                                                                                      INVESTMENT COMPANIES OVERSEEN BY
                                                   DOLLAR RANGE OF EQUITY             TRUSTEE IN FAMILY OF INVESTMENT
                                                   SECURITIES IN THE FUNDS            COMPANIES
-------------------------------------------------- ---------------------------------- ----------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------- ---------------------------------- ----------------------------------------
Roland C. Baker                                                                       $50,001 - $100,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Money Market Fund                                None
-------------------------------------------------- ---------------------------------- ----------------------------------------
C. Gary Gerst                                                                         Over $100,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Money Market Fund                                None
-------------------------------------------------- ---------------------------------- ----------------------------------------
Faris F. Chesley                                                                      Over $100,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Money Market Fund                                None
-------------------------------------------------- ---------------------------------- ----------------------------------------
INTERESTED TRUSTEE
-------------------------------------------------- ---------------------------------- ----------------------------------------
Sean Dranfield                                                                        $10,001 - $50,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Money Market Fund                                None
-------------------------------------------------- ---------------------------------- ----------------------------------------


         No trustee who is not an interested person of the Trust owns beneficially or of record any security of the Adviser, HIML or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or HIML. As of April 20, 2009, the Trustees and officers of the Trust, as a group, owned less than 1% of all classes of outstanding shares of each of the Funds.


         The Chief Compliance Officer and a member of his staff currently receive a portion of their compensation from the Trust. No other officer, director or employee of the Adviser, HIML, the Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Trust.

         COMPENSATION OF TRUSTEES. Trustees who are not interested persons of the Trust receive from the Trust, an annual retainer of $25,000 for service on the Board and a $1,500 annual retainer for services on the Valuation Committee. Each Independent Trustee receives a fee of $5,000 for each regular quarterly Board meeting attended in person or by telephone and $750 for each committee meeting (except Valuation Committee) attended in person or by telephone. Each Independent Trustee also receives a fee of $5,000 for attendance in person or $1,000 for attendance by telephone at any meeting of the Board other than a regular quarterly meeting. Trustees are reimbursed for any out-of-pocket expenses relating to attendance at such meetings. The Chairperson receives a supplemental annual retainer of $10,000, in addition to any other fees received.

         The following table summarizes the compensation paid by the Trust to its Trustees during the fiscal year ended July 31, 2008.

  TRUSTEE NAME                        AGGREGATE COMPENSATION FROM TRUST
-----------------------------------------------------------------------
INTERESTED TRUSTEE
Sean Dranfield*.....................                     $0
INDEPENDENT TRUSTEES
Roland C. Baker.....................                $57,303
C. Gary Gerst.......................                $62,918
Faris F. Chesley....................                $51,227

---------------------------------------

* Mr. Dranfield is an Interested Trustee and therefore does not receive any compensation from the Trust.

         CODE OF ETHICS. The Adviser and the Trust have each adopted a Code of Ethics, which is designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients, in compliance with Rule 17j-1 under the 1940 Act. The Codes of Ethics permit employees of the Adviser and the Trust to engage in personal securities transactions, including with respect to securities held by the Fund, subject to certain requirements and restrictions. Among other things, the Codes of Ethics prohibit certain types of transactions absent prior approval, impose time periods during which personal transactions in certain securities may not be made, and require the submission of duplicate broker confirmations and quarterly and annual reporting of securities transactions and annual reporting of holdings. Exceptions to certain provisions of the Codes of Ethics may be granted in particular circumstances after review by appropriate officers or compliance personnel.


         PROXY VOTING POLICIES. The Trust has delegated proxy voting responsibilities to the Adviser, subject to the Board's general oversight. The Adviser will vote proxies in accordance with Section 12(d) of the 1940 Act.

         The Trust will file with the SEC its proxy voting records for the most recent 12-month period ending June 30, 2009 on Form N-PX, which must be filed each year by August 31. Form N-PX is available on the SEC's website at http://www.sec.gov. The Trust's proxy voting records and proxy voting policies and procedures will be available without charge, upon request, by calling
866.443.6337 or by visiting the Trust's website at http://www.hendersonglobalfunds.com.


                         MANAGEMENT OF THE MASTER FUNDS

         The trustees of the Master Funds are responsible for generally overseeing the Master Funds' business. The following table provides biographical information with respect to each trustee and officer of the Master Funds.

-------------------------------- ------------------ ------------------------------ --------------- ------------------------
                                                                                     NUMBER OF
                                                                                     FUNDS AND
                                                                                   PORTFOLIOS IN
                                 POSITION(S) WITH                                       FUND
                                 THE MASTER TRUST                                    COMPLEX(2)
NAME, ADDRESS                       AND TERM OF        PRINCIPAL OCCUPATION(S)      OVERSEEN BY      OTHER DIRECTORSHIPS
AND AGE                              OFFICE(1)           DURING PAST 5 YEARS          TRUSTEE          HELD BY TRUSTEE
-------------------------------- ------------------ ------------------------------ --------------- ------------------------

INDEPENDENT TRUSTEES
-------------------------------- ------------------ ------------------------------ --------------- ------------------------
Michael F. Holland               Trustee and        Chairman, Holland & Company          22        Trustee, State Street
Holland & Company, LLC           Chairman of the    L.L.C. (investment adviser)                    Institutional
375 Park Avenue                  Board              (1995 - present).                              Investment Trust;
New York, NY 10152                                                                                 Director, the Holland
                                 Term:  Indefinite                                                 Series Fund, Inc.;
Year of Birth:  1944             Elected:  7/99                                                    Director, The China
                                                                                                   Fund, Inc.; Director,
                                                                                                   The Taiwan Fund, Inc.;
                                                                                                   and Director, Reaves
                                                                                                   Utility Income Fund

-------------------------------- ------------------ ------------------------------ --------------- ------------------------
William L. Boyan                 Trustee            Trustee of Old Mutual South          22        Trustee, State Street
State Street Master Funds                           Africa Master Trust                            Institutional
P.O. Box 5049                    Term:  Indefinite  (investments) (1995 -                          Investment Trust; and
Boston, MA 02206                 Elected:  7/99     present); Chairman emeritus,                   Trustee, Children's
                                                    Children's Hospital (1984 -                    Hospital, Boston, MA
Year of Birth:  1937                                present); Director, Boston
                                                    Plan For Excellence
                                                    (non-profit) (1994 -
                                                    present); President and
                                                    Chief Operations Officer,
                                                    John Hancock Mutual Life
                                                    Insurance Company
                                                    (1959-1999).  Mr. Boyan
                                                    retired in 1999.

-------------------------------- ------------------ ------------------------------ --------------- ------------------------
Rina K. Spence                   Trustee            President of SpenceCare              22        Trustee, State Street
7 Acacia Street                                     International LLC (1998 -                      Institutional
Cambridge, MA 02138              Term:  Indefinite  present); Member of the                        Investment Trust;
                                 Elected:  7/99     Advisory Board, Ingenium                       Director, Berkshire
Year of Birth: 1948                                 Corp. (technology company)                     Life Insurance Company
                                                    (2001 - present); Chief                        of America, 1993-2009;
                                                    Executive Officer,                             Director, IEmily.com,
                                                    IEMily.com (internet                           Inc., 2000-present;
                                                    company) (2000-2001); Chief                    Director, National
                                                    Executive Officer of                           Osteoporosis
                                                    Consensus Pharmaceutical,                      Foundation (2005 -
                                                    Inc. (1998-1999); Founder,                     2008); and President,
                                                    President and Chief                            SpenceCare LLC,
                                                    Executive Officer of Spence                    1998-present
                                                    Center for Women's Health
                                                    (1994-1998); Trustee,
                                                    Eastern Enterprise
                                                    (utilities) (1988-2000).

-------------------------------- ------------------ ------------------------------ --------------- ------------------------
Douglas T. Williams              Trustee            Executive Vice President of          22        Trustee, State Street
State Street Master Funds                           Chase Manhattan Bank (1987 -                   Institutional
P.O. Box 5049                    Term:  Indefinite  1999).  Mr. Williams retired                   Investment Trust;
Boston, MA 02206                 Elected:  7/99     in 1999.                                       Treasurer, Nantucket
                                                                                                   Educational Trust,
Year of Birth: 1940                                                                                2002-2007
-------------------------------- ------------------ ------------------------------ --------------- ------------------------

                                       17


-------------------------------- ------------------ ------------------------------ --------------- ------------------------
                                                                                     NUMBER OF
                                                                                     FUNDS AND
                                                                                   PORTFOLIOS IN
                                 POSITION(S) WITH                                       FUND
                                 THE MASTER TRUST                                    COMPLEX(2)
NAME, ADDRESS                       AND TERM OF        PRINCIPAL OCCUPATION(S)      OVERSEEN BY      OTHER DIRECTORSHIPS
AND AGE                              OFFICE(1)           DURING PAST 5 YEARS          TRUSTEE          HELD BY TRUSTEE
-------------------------------- ------------------ ------------------------------ --------------- ------------------------

INTERESTED TRUSTEE(3)
-------------------------------- ------------------ ------------------------------ --------------- ------------------------
James E. Ross                    Trustee/           President, SSgA Funds                22        Trustee, State Street
SSgA Funds Management, Inc.                         Management, Inc. (2005 -                       Institutional
State Street Financial Ctr.      Term:  Indefinite  present); Principal, SSgA                      Investment Trust;
One Lincoln Street               Elected:  2/07     Funds Management, Inc. (2001                   Trustee, SPDR(R) Series
Boston, MA 02111-2900                               - 2005); Senior Managing                       Trust; Trustee, SPDR(R)
                                 President          Director, State Street                         Index Shares Trust;
Year of Birth:  1965             Term:  Indefinite  Global Advisors (March 2006                    and Trustee, Select
                                 Elected:  4/05     - present); Principal, State                   Sector SPDR(R) Trust
                                                    Street Global Advisers (2000
                                                    - 2006).

-------------------------------- ------------------ ------------------------------ --------------- ------------------------


(1) Each trustee may serve until his/her death, resignation, removal, bankruptcy, adjudicated incompetence or other incapacity to perform the duties of the office of a Trustee.

(2) The "Fund Complex" consists of the Master Portfolio discussed in this SAI, ten other series of the Master Trust, and eleven series of State Street Institutional Investment Trust, none of which are discussed in this SAI and are offered (including the Master Portfolio) via a separate prospectus and SAI.

(3) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of State Street Master Funds.

----------------------------------- ---------------------------- ----------------------------------------------------------
                                       POSITION(S) WITH THE
NAME, ADDRESS AND AGE                    MASTER TRUST AND             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS (2)
                                         TERM OF OFFICE(1)
----------------------------------- ---------------------------- ----------------------------------------------------------

OFFICERS
----------------------------------- ---------------------------- ----------------------------------------------------------
Gary L. French                      Treasurer                    Senior Vice President of State Street Bank and Trust
State Street Bank and Trust                                      Company (2002 - present)
Company                             Term:  Indefinite
2 Avenue de Lafayette               Elected:  5/05
Boston, MA  02111

Year of Birth:  1951

----------------------------------- ---------------------------- ----------------------------------------------------------
Laura F. Healey                     Assistant Treasurer          Vice President of State Street Bank and Trust Company
State Street Bank and Trust                                      (prior to July 2, 2008, Investors Financial Corporation)
Company                             Term:  Indefinite            since 2002.
2 Avenue de Lafayette               Elected:  11/08
Boston, MA  02111

Year of Birth:  1964

----------------------------------- ---------------------------- ----------------------------------------------------------
Brian D. O'Sullivan                 Assistant Treasurer          Vice President of State Street Bank and Trust Company
State Street Bank and Trust                                      (2006-present), with which he has been affiliated since
Company                             Term:  Indefinite            1997).
801 Pennsylvania Avenue             Elected:  11/08
Kansas City, MO 64105

Year of Birth:  1975

----------------------------------- ---------------------------- ----------------------------------------------------------

                                       18


----------------------------------- ---------------------------- ----------------------------------------------------------
                                       POSITION(S) WITH THE
NAME, ADDRESS AND AGE                    MASTER TRUST AND             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS (2)
                                         TERM OF OFFICE(1)
----------------------------------- ---------------------------- ----------------------------------------------------------
Peter T. Sattelmair                 Assistant Treasurer          Director of Fund Administration of State Street Bank and
State Street Bank and Trust                                      Trust Company (2007-present), with which he has been
Company                             Term:  Indefinite            affiliated since 1999).
801 Pennsylvania Avenue             Elected:  11/08
Kansas City, MO 64105

Year of Birth:  1977

----------------------------------- ---------------------------- ----------------------------------------------------------
Julie Piatelli                      Chief Compliance Officer     Principal and Senior Compliance and Risk Management
SSgA Funds Management, Inc.                                      Officer, SSgA Funds Management, Inc. (2004-present); and
State Street Financial Center                                    Vice President, State Street Global Advisors
One Lincoln Street                  Term:  Indefinite            (2004-present).
Boston, MA 02111                    Elected:  7/07

Year of Birth:  1967

----------------------------------- ---------------------------- ----------------------------------------------------------
Nancy L. Conlin                     Secretary                    Vice President and Managing Counsel, State Street Bank
State Street Bank and Trust                                      and Trust Company (2007-present); and General Counsel to
Company                             Term:  Indefinite            Plymouth Rock Companies (2004-2007).
4 Copley Place, 5th Floor           Elected:  2/09
Boston, MA  02116

Year of Birth:  1953

----------------------------------- ---------------------------- ----------------------------------------------------------
Brian C. Poole                      Assistant Secretary          Vice President and Counsel (2008-present) and Associate
State Street Bank and Trust                                      Counsel (2004-2007), State Street Bank and Trust Company
Company                             Term:  Indefinite            (formerly Investors Bank and Trust Company).
4 Copley Place, 5th Floor           Elected:  9/08
Boston, MA  02116

Year of Birth:  1971

----------------------------------- ---------------------------- ----------------------------------------------------------

(1) Each officer serves at the pleasure of the Board until the next annual election of officers or until his or her successor is chosen and qualified, or in each case until his or her death, resignation or removal from office, in accordance with the By-Laws of the Master Trust.

(2) Each officer may have served in various other capacities for the same organization during the length of time served.

                      CONTROL PERSONS AND PRINCIPAL HOLDERS


         To the knowledge of the Trust as of April 20, 2009, the Adviser as initial shareholder owned beneficially or of record 100% of the Fund's outstanding shares. As a result, as of such date the Adviser owned a controlling interest in the Fund, and shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

         INVESTMENT ADVISER. Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1700, Chicago, IL 60611 is the Fund's investment adviser. The Adviser is an indirect, wholly-owned subsidiary of Henderson Group plc.

         As a global money manager, Henderson Group plc and its affiliates provide a full spectrum of investment products and services to institutions and individuals around the world.

Headquartered in London at 201 Bishopsgate, London, UK EC2M 3AE, Henderson Global Investors has been managing assets for clients since 1934.


         The Adviser has overall responsibility for the general management and administration of the Fund. The Adviser places all orders for purchases and sales of the Master Portfolio's investments. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser. The Adviser receives no compensation for its services to the Fund while the Fund invests substantially all of its investable assets in a master-feeder structure. If the Fund does not invest substantially all of its investable assets in a master-feeder structure, the Adviser would be entitled to receive an investment advisory fee, at an annual rate of 0.10% of average daily net assets.

         Pursuant to the Advisory Agreement, the Adviser acts as the Fund's adviser, oversees the management of its investments, and administration of its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its principals or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. In addition to the advisory fee, the Fund pays the expenses of its operations, including a portion of the Trust's general administrative expenses, allocated on the basis of the Fund's relative net assets. Expenses that will be borne directly by the Fund include, but are not limited to, the following: fees and expenses of independent registered public accounting firm, legal counsel, custodian and transfer agent, costs of reports and notices to shareholders, stationery, printing, postage, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Fund and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.

         The Adviser has contractually agreed, if necessary, to reimburse other operating expenses of the Fund, including the Fund's allocable share of the ordinary operating expenses of the Master Portfolio, to the extent necessary to limit total annual operating expenses (excluding interest, taxes, brokerage commissions and other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of business), less distribution and service fees, to 0.40% of the Fund's average daily net assets. This waiver will remain in effect through July 31, 2012.


         The Advisory Agreement for the Fund continues in effect from year to year for so long as its continuation is approved at least annually (a) by a vote of a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust and (a) by the shareholders of the Fund or the Board. The agreement may be terminated at any time, upon 60 days' written notice by either party. The agreement may also be terminated at any time either by vote of the Board or by a majority vote of the outstanding voting shares of the subject portfolio. The agreement shall terminate automatically in the event of its assignment. The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties under such agreement.

         Upon termination of the Advisory Agreement and when so requested by the Adviser, the Trust will refrain from using the name "Henderson" in its name or in its business in any form or combination.

         The Master Portfolio in which the Fund invests is managed under the general oversight of the Board of Trustees of the Master Funds. SSgA FM, a subsidiary of State Street Corporation, serves as the investment adviser for the Master Portfolio. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation, a publicly held bank holding company, and includes SSgA FM, a wholly-owned subsidiary. SSgA FM's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. SSgA manages approximately $1.4 trillion as of December 31, 2008 in investment programs and portfolios for institutional and individual investors. SSgA FM is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had over $118.5 billion in assets under management at December 31, 2008.

         DISTRIBUTOR. Foreside Fund Services, LLC. (the "Distributor"), Three Canal Plaza, Portland, Maine 04101, serves as the distributor of the Fund's shares pursuant a Distribution Agreement with the Trust (the "Distribution Agreement"). The Distributor distributes shares of the Fund through broker-dealers who are members of the Financial Industry Regulatory Authority and who have executed dealer agreements with the Distributor. The Distributor distributes shares of the Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares.


         You may purchase and redeem shares through financial intermediaries who are authorized to accept purchase and redemption orders on the Fund's behalf. Certain intermediaries may authorize their agents to receive purchase and redemption orders on their behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary's authorized designee, accepts the order. Client orders will be priced at the Fund's net asset value next computed after an authorized intermediary or the intermediary's authorized designee accepts them.


         Pursuant to the Distribution Agreement, the Distributor is entitled to deduct a commission on all Class A shares sold equal to the difference, if any, between the public offering price, as set forth in the Fund's then-current Prospectus, and the net asset value on which such price is based. Out of that commission, the Distributor may reallow to dealers such concession as the Fund may determine from time to time. In addition, the Distributor is entitled to deduct a contingent deferred sales charge ("CDSC") on the redemption of Class A shares sold without an initial sales charge and Class B and Class C shares, in accordance with, and in the manner set forth in, the Prospectus.


         Under the Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.


         The Adviser, at its expense, pays the Distributor a fee for certain distribution-related services, which may include employees of the Adviser serving as registered representatives of the Distributor to facilitate distribution of Fund shares.


         The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by the Distributor on 60 days' written notice to the Fund or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to the Distributor. The Distribution Agreement shall terminate automatically in the event of its assignment.

         DISTRIBUTION PLAN. The Trust has adopted a distribution plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act pertaining to the Fund's Class A, Class B and Class C shares. In adopting the Plan, the Independent Trustees have concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Trustees of the Trust believe that the Plan should result in greater sales and/or fewer redemptions of the Fund's shares, although it is impossible to know for certain the level of sales and redemptions of the Fund's shares in the absence of the Plan or under an alternative distribution arrangement.


         Under the Plan, the Fund pays the Distributor a 12b-1 fee at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A shares, and a 12b-1 fee at the annual rate of up to 1.00% of the average daily net assets attributable to its Class B and Class C shares, respectively. The Distributor has contractually agreed to waive all distribution and service fees through October 31, 2010.

         Under the Plan, the Distributor may use 12b-1 fees from Class B or Class C shares up to 0.25% of average net assets annually for shareholder servicing for such class and the balance of such 12b-1 fees for distribution related activities. The Distributor uses the entire amount of the Class A 12b-1 fees for distribution related activities. These fees constitute compensation to the Distributor and are not dependent on the Distributor's expenses incurred. The distribution fees for a specific class may be used to cover expenses incurred in promoting the sale of that class of shares, including (a) the costs of printing and distributing to prospective investors prospectuses, statements and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed distribution fees and CDSCs. The distribution fee for Class B and Class C shares may also be used to finance the costs of advancing brokerage commissions to investment representatives. These fees may also be used to finance the costs incurred by the Distributor for marketing-related activities. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it. The shareholder servicing fees will be used primarily to pay selling dealers and their agents for servicing and maintaining shareholder accounts. However, the shareholder service fees may be used to pay for, among other things, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans.


         Among other things, the Plan provides that (1) the Distributor will submit to the Board at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class; and (4) while the Plan is in effect, the selection and nomination of Independent Trustees shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.


         If the Distribution Agreement or the Plan were terminated (or not renewed) with respect to any of the Henderson Global Funds (or class of shares thereof), each could continue in effect with respect to any other fund (or Class of shares thereof) as to which it had not been terminated (or have been renewed).


         CUSTODIAN. State Street Bank and Trust Company, located at One Lincoln Street, Boston, MA 02111, serves as the custodian ("State Street") to the Fund. Pursuant to the terms and provisions of the custodian contract between State Street and the Trust, State Street computes the Fund's net asset value and keeps the book account for the Fund.

         TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. State Street serves as the transfer and dividend disbursing agent (the "Transfer Agent") for the Fund pursuant to the transfer agency and registrar agreement with the Trust, under which the Transfer Agent (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund and (v) makes periodic reports to the Board concerning the operations of the Fund.

         ADMINISTRATOR. State Street serves as the administrator (the "Administrator") for the Trust pursuant to an administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Trust; oversee the computation of the Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare various reports for filing with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Trust. The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for the negligence or willful misconduct of the Administrator, its officers or employees. As compensation for these services, the Fund pays State Street an annual administration fee based upon a percentage of the average net assets of the Fund.


         INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Ernst & Young LLP, independent registered public accounting firm located at 233 South Wacker Drive, Chicago, Illinois 60606, has been selected as independent public registered accounting firm for the Trust. The audit services performed by Ernst & Young LLP include audits of the annual financial statements of the Fund of the Trust. Other services provided principally relate to filings with the SEC and the preparation of the Fund's tax returns.


         OUTSIDE COUNSEL. The law firm of Vedder Price P.C. serves as counsel to the Fund. K&L Gates LLP serves as counsel to the Independent Trustees.

         INTERMEDIARIES. Shares of the Fund are often purchased through financial intermediaries who are agents of the Fund for the limited purpose of completing purchases and sales. These intermediaries may provide certain networking and sub-transfer agent services with respect to Fund shares held by that intermediary for its customers, and the intermediary may charge the Adviser a fee for those services. Effective April 1, 2009, the annual rate at which the Fund reimburses the Adviser for such fees charged by intermediaries is, with respect to non-omnibus accounts, up to $12.00 per open account for networking fees charged based upon a per account basis, and up to 0.05% of average daily net assets per account for networking fees charged based on basis points. The rate at which the Fund reimburses the Adviser for such fees charged by intermediaries is, with respect to omnibus accounts, as follows: (i) for accounts charged a per account networking fee, up to $20.00 per open account for Class B and Class C shares and up to $17.00 per open account for all other share classes, (ii) for accounts charged based on basis points, up to 0.10% of average daily net assets of that account, and (iii) for closed accounts, up to the fee charged by the Funds' Transfer Agent for closed accounts. Prior to April 1, 2009, the Fund reimbursed the Adviser for such fees charged by intermediaries up to $12.00 per account for networking services and up to $17.50 per account for sub-transfer agent services. The Adviser bears any portion of the fees of an intermediary that is not reimbursed by the Fund.

                              BROKERAGE ALLOCATION

         The Fund invests all of its investable assets in the Master Portfolio and therefore does not directly incur transactional costs for purchases and sales of portfolio investments. The Fund purchases and redeems shares of the Master Portfolio each day depending on the number of shares of the Fund purchased or redeemed by investors on that day. Shares of the Master Portfolio are available for purchase by the Fund at their NAV without any sales charges, transaction fees, or brokerage commissions being charged.

         All portfolio transactions are placed on behalf of the Master Portfolio by SSgA FM. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Ordinarily commissions are not charged on over the counter orders (including, for example, debt securities and money market investments) because the Master Portfolio pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the Master Portfolio. When the Master Portfolio executes an over the counter order with an electronic communications network, an alternative trading system or a non-market maker, a commission is charged because there is no spread on the trade. Securities may be purchased from underwriters at prices that include underwriting fees. The Master Portfolio normally does not pay a stated brokerage commission on transactions.

         The Master Portfolio's investment advisory agreement authorizes SSgA FM to place, in the name of the Master Portfolio, orders for the execution of the securities transactions in which the Master Portfolio is authorized to invest, provided SSgA FM seeks the best overall terms for the transaction. In selecting brokers or dealers (including affiliates of SSgA FM), SSgA FM chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution (the most favorable cost or net proceeds reasonably obtainable under the circumstances). The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending on the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. SSgA FM does not currently use any Master Portfolio's assets for soft-dollar arrangements. SSgA FM does not presently participate in any soft dollar arrangements. It may aggregate trades with clients of State Street Global Advisors whose commission dollars are used to generate soft dollar credits. Although SSgA FM's clients' commissions are not used for soft dollars, the clients may benefit from the soft dollar products/services received by State Street Global Advisors.


                        CAPITALIZATION AND VOTING RIGHTS

         The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of the Fund are fully paid and non-assessable. No class of shares of the Fund has preemptive rights or subscription rights.

         The Declaration of Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trust currently consists of eleven series. Pursuant to the Declaration of Trust, the Trustees may terminate the Fund without shareholder approval. This might occur, for example, if the Fund does not reach or fails to maintain an economically viable size. The Trustees have authorized the issuance of Class A, Class B, Class C and Class Z shares for the Fund.

         Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's Declaration of Trust and By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of the Fund entitle their holders to one vote per share (with proportionate voting or fractional shares). Shareholders of the Fund are entitled to vote on matters that affect the Fund or class. The Henderson Global Funds and classes of shares of each fund or the Trust will vote together, except when a separate vote is permitted or required by the 1940 Act or written instrument. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of the Fund, then the shareholders of the Fund will not be entitled to vote on that matter. Matters that affect the Trust in general will be voted upon collectively by the shareholders of all the funds of the Trust.

         As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding voting securities" of the Fund or class means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or of the Trust).

         With respect to the submission to shareholder vote of a matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund or class of the Fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

         The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee. Meetings of shareholders will be called at any time by a majority of Trustees and shall be called by any Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Shareholders in a series or class shall be entitled to receive their pro rata share of distributions of income and capital gains made with respect to such series or class. Upon liquidation or termination of a series or class, shareholders in such series or class shall be entitled to receive a pro rata share of the assets (if any) belonging to such series or class.

         Under Delaware law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

         The SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. The Board has adopted a Multi-Class Plan under Rule 18f-3 on behalf of the Fund. The Multi-Class Plan includes the following: (i) shares of each class of each fund of the Trust are identical, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class, (ii) subject to certain limitations described in the Prospectus, shares of a particular class of each Fund may be exchanged for shares of the same class of another Henderson Global Fund and (iii) the Fund's Class B shares convert automatically into Class A shares of that Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

                      PURCHASES AND REDEMPTION INFORMATION


         PURCHASES. Shares of the Fund may be purchased as described in the Prospectus.


         RETIREMENT PLANS. Shares of the Fund may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs ("SEP IRAs"). For plan administrator contact information, participants should contact their respective employer's human resources department. Transactions generally are effected on behalf of retirement plan participants by the administrator or a custodian, trustee or recordkeeper.


         EXCHANGES. As described in the Class A, Class B and Class C shares Prospectus, those shareholders have certain exchange privileges. Before effecting an exchange, Class A, Class B and Class C shareholders should obtain and read the currently effective Prospectus. An exchange of shares is a taxable transaction for federal income tax purposes. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law.

         SALES CHARGES. Initial and contingent deferred sales charges, where applicable, have been described in the Prospectus.


         ADDITIONAL PAYMENTS. Institutions such as broker/dealer firms or banks may be paid fees out of the assets of the Adviser or its affiliates for marketing and servicing shares of the Fund. These fees do not come out of the Fund's assets. Investment professionals receive such fees for providing distribution-related services or services such as advertising, sponsoring activities to promote sales, and maintaining shareholder accounts. These payments may be based on factors such as the number or value of shares the investment professionals may sell, the value of client assets invested, and/or the type and nature of sales support furnished by the institution.

         The prospect of receiving, or the receipt of additional compensation or promotional incentives described above by financial intermediaries may provide such financial intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund over sales of shares of mutual funds (or non-mutual fund investments) with respect to which the financial intermediary does not receive additional compensation or promotional incentives, or receives lower levels of additional compensation or promotional incentives. Similarly, financial intermediaries may receive different compensation or incentives that may influence their recommendation of any particular share class of the Fund or of other funds. These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor and will not increase expenses of the Fund. You may wish to take such payments arrangements into account when considering and evaluating any recommendations relating to shares of the Fund and discuss this matter with your financial adviser.

         ADDITIONAL CHARGES. Dealers and financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI. Your dealer will provide you with specific information about any processing or service fees you will be charged.


         CONVERSION OF CLASS B SHARES. As described in the Prospectus, Class B shares of the Fund will automatically convert to Class A shares of the Fund, based on the relative net asset values per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such Class B shares of the Fund. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean: (1) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original Class B shares were issued. For purposes of conversion of Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total

Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

         REDEMPTIONS. As described in the Prospectus, shares of the Fund are redeemed at their net asset value next determined after a proper redemption request has been received by the Transfer Agent, less any applicable CDSC.

         Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven calendar days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven calendar days, (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which trading on the NYSE is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.


         Under unusual circumstances, when the Board deems it in the best interest of the Fund, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current values. The Trust has made an election pursuant to Rule 18f-1 under the 1940 Act. This requires the Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of the 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash. Should the in-kind distribution contain illiquid securities, you could have difficulty converting these assets into cash. For federal income tax purposes, in-kind distributions are taxable to the redeeming shareholder on the same basis as cash distributions.


         OTHER REDEMPTION INFORMATION. If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by federal wire to a single previously designated bank account. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

         The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine.

                                 NET ASSET VALUE

         The net asset value per share of the Fund is computed by dividing the value of the Fund's aggregate net assets (i.e., its total assets less its liabilities) by the number of the Fund's shares outstanding. For purposes of determining the Fund's aggregate net assets, receivables are valued at their realizable amounts. The Fund's liabilities, if not identifiable as belonging to a particular class of the Fund, are allocated among the Fund's several classes based on their relative net asset size. Liabilities attributable to a particular class are charged to that class directly. The total liabilities for a class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount is divided by the number of shares of the class outstanding to produce its net asset value per share.

         It is the policy of the Fund to use its best efforts to attempt to maintain a constant price per share of $1.00 respectively, although there can be no assurance that the $1.00 NAV per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, the Master Portfolio uses the amortized cost valuation method to value its portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Master Portfolio would receive if it sold the instrument.

         Pricing does not occur on New York Stock Exchange (NYSE) holidays. The NYSE and the Trust's offices are expected to be closed on the following national business holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when either or both of the Fund's custodian or the NYSE close early as a result of a partial holiday or otherwise, the Trust reserves the right to advance the time on that day by which purchase and redemption requests must be received.

         The number of shares you receive when you place a purchase order, and the payment you receive after submitting a redemption request, is based on the Fund's net asset value next determined after your instructions are received in proper form by the Transfer Agent or by your registered securities dealer. Each purchase and redemption order is subject to any applicable sales charge. The sale of the Fund's shares will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in the Fund's best interest to do so.

                           FEDERAL INCOME TAX MATTERS


         The tax information set forth in the Prospectuses and the information in this section relate solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders. No attempt has been made to present a complete explanation of the federal income tax treatment of the Fund or the implications to shareholders. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.

         This section is based on the Internal Revenue Code of 1986, as amended (the "Code") and applicable regulations in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

         All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

         The tax year-end of the Fund is December 31 (the same as the Master Portfolio's fiscal year end).


         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.


         MEANING OF QUALIFICATION. As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, the excess of net short-term capital gain over net long-term capital loss, and other taxable ordinary income, net of expenses) determined without regard to the deduction for dividends paid and net capital gain (that is, the excess of its net long-term capital gain over its net short-term capital loss) that it distributes to shareholders. In order to qualify as a regulated investment company, the Fund must, among other things, satisfy the following requirements:

         o The Fund must distribute at least 90% of its investment company taxable income for the tax year determined without regard to the deduction for dividends paid. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement. See "Fund Distributions" below.)

         o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities (the "Income Requirement").

         o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, government securities, securities of other regulated investment companies, and securities of other issuers (limited in respect of any one issuer to an amount not more than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities(other than government securities or securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or the securities of one or more qualified publicly traded partnerships (the "Diversification Requirement").

         For purposes of determining whether the Fund satisfies the Diversification Requirement and the Income Requirement, the Fund should be deemed to own its proportionate share of the Master Portfolio's assets and to earn the income on that share. The Master Portfolio expects to manage its assets in such a way that the Fund will qualify for treatment as a regulated investment company under the Code.

         FAILURE TO QUALIFY. If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits. However, such dividends generally would be eligible for the dividends-received deduction available to corporate shareholders under Section 243 of the Code and noncorporate shareholders of the Fund would generally be able to treat such dividends as qualified dividend income eligible for reduced rates of federal income taxation for taxable years beginning on or prior to December 31, 2010.

         Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

         MASTER PORTFOLIO. It is intended that the Master Portfolio will operate and be treated as a partnership for federal income tax purposes and not as a publicly traded partnership taxed as a corporation. As a result, the Master Portfolio should not be subject to federal income tax; instead, the Fund, as an investor in the Master Portfolio, will be required to take into account in determining its federal income tax liability its allocable share of the Master Portfolio's income, gain, losses, deductions, credits and tax preference items, without regard to whether it received any cash or property distributions from the Master Portfolio. The determination of such share will be made in accordance with the Code, and the regulations promulgated thereunder.

         Distributions to the Fund from the Master Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis in its interest in the Master Portfolio before the distribution,
(2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Master Portfolio and includes a disproportionate share of any unrealized receivables held by the Master Portfolio, and (3) loss will be recognized if a liquidating distribution consists solely of cash and/or unrealized receivables. The Fund's basis in its interest in the Master Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Master Portfolio, increased by the Fund's share of the Master Portfolio's net income and gains and decreased, but not below zero, by (1) the amount of cash and the basis of any property the Master Portfolio distributes to the Fund and (2) the Fund's share of the Master Portfolio's net losses.

         FUND DISTRIBUTIONS. The Fund anticipates distributing substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid) for each tax year. These distributions are taxable to you as ordinary income for federal income tax purposes. The distributions paid by the Fund will not qualify for the dividends-received deduction for corporate shareholders. Under the Code, a portion of the distributions from a regulated investment company may be treated as qualified dividend income, taxable to individuals and other noncorporate investors for taxable years ending on or before December 31, 2010, at a maximum federal income tax rate of 15% (0% for individuals in lower tax brackets), provided that certain holding period and other requirements are met. Based upon the investment policies of the Fund, it is not expected that any of the Fund's distributions will be treated as qualified dividend income.

         The Fund anticipates distributing substantially all of its net capital gain, if any, for each tax year. These distributions generally are made only once a year, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. For taxable years beginning on or before December 31, 2010, long-term capital gains are taxable to the individual and other noncorporate investors at a maximum federal income tax rate of 15%.


         All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund. If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.


         Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by the shareholders (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.


         You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.


         TRANSACTIONS IN FUND SHARES. Because the Fund seeks to maintain a stable net asset value of $1.00 per share, it is unlikely that you will have a capital gain or loss for federal income tax purposes when you redeem, sell or exchange your Fund shares. However, there can be no assurance that the Fund will be able to maintain a stable share price. If the Fund is not able to maintain a stable share price or the basis in your Fund shares differs from their net asset value when purchased, a redemption, sale or exchange of Fund shares may result in a taxable gain or loss for federal income tax purposes, depending on whether the proceeds are more or less than your basis in the redeemed, sold or exchanged shares.

         Under certain circumstances, shareholders of the Fund may exchange their shares for shares of other Henderson Global Funds (the "reinvested shares"). Upon the exchange of shares (or the reinvestment in shares of the
Fund) that were purchased subject to a sales charge and held for less than 91 days, the lesser of (i) the sales charge incurred on the exchanged shares or
(ii) the sales charge waived on the reinvested shares is included in the basis of the reinvested shares and is not included in the basis of the exchanged shares.

         FEDERAL EXCISE TAX. A 4% non-deductible federal excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to federal income tax for any tax year ending in the calendar year.


         For purposes of calculating the excise tax, the Fund reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.

         The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.


         BACKUP WITHHOLDING. The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions and redemption proceeds paid to you if you: (1) have failed to provide a correct taxpayer identification number; (2) are subject to backup withholding by the Internal Revenue Service; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against your Federal income tax liability or refunded.


         STATE AND LOCAL TAXES. The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisers as to the state and local tax consequences of an investment in the Fund.

         This discussion does not purport to deal with all of the tax consequences applicable to the Fund or all shareholders of the Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them before making an investment in the Fund.

                             REGISTRATION STATEMENT

         This SAI and the Fund's Prospectus do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Text-only versions of Fund documents can be viewed online or downloaded from the SEC at http:/www.sec.gov.

         Statements contained herein and in the Fund's Prospectus as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


         The Fund commenced operations on April 20, 2009. Therefore, as of the date of this SAI, no financial statements are available for the Fund.

                                   APPENDIX A

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP ("S&P") AND MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND COMMERCIAL PAPER RATINGS

From "Moody's Bond Record," November 1994 Issue (Moody's Investors Service, New York, 1994), and "Standard & Poor's Municipal Ratings Handbook," October 1997 Issue (McGraw Hill, New York, 1997).

MOODY'S:

         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa by Moody's are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue. Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers voted Prime-3 are deemed to have an acceptable ability for repayment. Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

         (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         The rating CI is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

         The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

         Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                             HENDERSON GLOBAL FUNDS
                           PART C - OTHER INFORMATION

ITEM 23. EXHIBITS

(a)    (i)    Declaration of Trust is incorporated herein by reference to the Registrant's Registration Statement filed on Form N-1A with the Commission on June 4, 2001.

       (ii) Written Instrument establishing and designating a Series and Class of Interests with respect to Henderson Worldwide Income Fund is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 29, 2003.

       (iii) Written Instrument establishing and designating a Series and Class of Interests with respect to Henderson US Focus Fund is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed on Form N-1A with the Commission on April 28, 2004.

       (iv) Written Instrument establishing and designating a Class of Interests with respect to Henderson International Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 29, 2005.

       (v) Written Instrument establishing and designating a Class of Interests with respect to Henderson Japan-Asia Focus Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on Form N-1A with the Commission on January 31, 2006.

       (vi) Written Instrument establishing and designating a Class of Interests with respect to Henderson Global Equity Income Fund and Henderson Global Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 28, 2006.

       (vii) Written Instrument establishing and designating a Class of Interests with respect to Henderson International Equity Fund and Henderson Global Real Estate Equities Fund is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on Form N-1A with the Commission on January 31, 2008.

       (viii) Written Instrument establishing and designating a Class of Interests with respect to Henderson Industries of the Future Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 29, 2008.

       (ix) Written Instrument Restating and Amending establishment and designation of series and classes of beneficial interest is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 26, 2008.

       (x) Written Instrument establishing and designating a Class of Interests with respect to Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Technology Fund, Henderson Industries of the Future Fund and Henderson International Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement filed on Form N-1A with the Commission on December 19, 2008.

       (xi) Form of Written Instrument establishing and designating a Class of Interests with respect to Henderson Money Market Fund is filed herein.

(b) By-Laws dated May 11, 2001, as amended December 9, 2004 and December 14, 2007 is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 26, 2008.

(c)    Not Applicable.

(d)    (i)    Investment Advisory Agreement by and between Registrant and
              Henderson Global Investors (North America) Inc. dated August 31,
              2001 is incorporated herein by reference to Post-Effective
              Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

       (ii) Sub-Advisory Agreement by and between Henderson Global Investors (North America) Inc. and Henderson Investment Management Limited dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

       (iii) Letter Agreement to Investment Advisory Agreement by and between Registrant on behalf of Henderson Worldwide Income Fund and Henderson Global Investors (North America) Inc. is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 25, 2003.

       (iv) Letter Agreement to Investment Advisory Agreement by and between Registrant on behalf of Henderson US Focus Fund and Henderson Global Investors (North America) Inc. is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 29, 2004.

       (v) Letter Agreement to Investment Advisory Agreement by and between Registrant and Henderson Global Investors (North America) Inc. dated August 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 29, 2005.

       (vi) Letter Agreement to Sub-Advisory Agreement by and between Henderson Global Investors (North America) Inc. and Henderson Investment Management Limited dated August 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 29, 2005.

       (vii) Letter Agreement to Investment Advisory Agreement by and between Registrant and Henderson Global Investors (North America) Inc. dated January 31, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on Form N-1A with the Commission on January 31, 2006.

       (viii) Letter Agreement to Sub-Advisory Agreement by and between Henderson Global Investors (North America) Inc. and Henderson Investment Management Limited dated January 31, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on Form N-1A with the Commission on January 31, 2006.

       (ix) Letter Agreement to Investment Advisory Agreement by and between Registrant and Henderson Global Investors (North America) Inc. dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 15, 2006.

       (x) Letter Agreement to Investment Advisory Agreement by and between Registrant on behalf of Henderson Global Equity Income Fund and Henderson Global Opportunities Fund and Henderson Global Investors (North America) Inc. is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 28, 2006.

       (xi) Letter Agreement to Sub-Advisory Agreement by and between Henderson Global Investors (North America) Inc. and Henderson Investment Management Limited on behalf of Henderson Global Equity Income Fund and Henderson Global Opportunities Fund dated November

              30, 2006 is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 15, 2007.

       (xii) Letter Agreement to Sub-Advisory Agreement by and between Henderson Global Investors (North America) Inc. and Henderson Investment Management Limited dated December 29, 2006 is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 15, 2007.

       (xiii) Letter Agreement to Investment Advisory Agreement by and between Registrant on behalf of Henderson International Equity Fund, Henderson Global Real Estate Equities Fund and Henderson Global Investors (North America) Inc. is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on Form N-1A with the Commission on January 31, 2008.

       (xiv) Letter Agreement to Sub-Advisory Agreement by and between Henderson Global Investors (North America) Inc. and Henderson Investment Management Limited on behalf of the Henderson Global Real Estate Equities Fund and Henderson International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 29, 2008.

       (xv) Sub-Advisory Agreement by and between Henderson Global Investors (North America) Inc. and Transwestern Securities Management, L.L.C. on behalf of the Henderson Global Real Estate Equities Fund is incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on Form N-1A with the Commission on February 27, 2008.

       (xvi) Letter Agreement to Investment Advisory Agreement by and between Registrant on behalf of Henderson Industries of the Futures Fund and Henderson Global Investors (North America) Inc. is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 29, 2008.

       (xvii) Letter Agreement to Sub-Advisory Agreement by and between Henderson Global Investors (North America) Inc. and Henderson Investment Management Limited on behalf of the Henderson Industries of the Future Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 29, 2008.

       (xviii) Letter Agreement to Investment Advisory Agreement by and between
              Registrant on behalf of Henderson Money Market Fund is filed herein.

(e)    (i)    Distribution Agreement between Registrant and Foreside Fund
              Services, LLC dated March 31, 2009 is incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant's
              Registration Statement filed on Form N-1A with the Commission on March 26, 2009.

       (ii) Form of Dealer Agreement by and between Foreside Fund Services, LLC and dealer is incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement filed on Form N-1A with the Commission on March 26, 2009.

       (iii) Form of Selling Group Member Agreement by and between Foreside Fund Services, LLC and intermediary is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 29, 2008.

       (iv) Form of Waiver Agreement by and between the Registrant and Foreside Fund Services, LLC on behalf the Henderson Money Market Fund is filed herein.

(f)    Not Applicable.

(g)    (i)    Custodian Agreement by and between Registrant and State Street
              Bank and Trust Company dated August 24, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the
              Commission on November 22, 2002.

       (ii) Notice to Custodian Agreement by and between Registrant on behalf of Henderson Worldwide Income Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 25, 2003.

       (iii) Notice to Custodian Agreement by and between Registrant on behalf of Henderson U.S. Core Growth Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 29, 2004.

       (iv) Notice to Custodian Agreement by and between Registrant on behalf of Henderson Japan-Asia Focus Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on Form N-1A with the Commission on January 31, 2006.

       (v) Notice to Custodian Agreement by and between Registrant on behalf of Henderson Global Equity Income Fund and Henderson Global Opportunities Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 28, 2006.

       (vi) Notice to Custodian Agreement by and between Registrant on behalf of Henderson International Equity Fund and Henderson Global Real Estate Equities Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 29, 2008.

       (vii) Notice to Custodian Agreement by and between Registrant on behalf of Henderson Industries of Future Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 29, 2008.

       (viii) Form of Notice to Custodian Agreement by and between Registrant on behalf of Henderson Money Market Fund and State Street Bank and Trust Company to be filed by amendment.

(h)    (i)    Administration Agreement by and between Registrant and State
              Street Bank and Trust Company dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

       (ii) Notice to Administration Agreement by and between Registrant on behalf of Henderson Worldwide Income Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement filed on Form N-1A with the Commission on February 13, 2004.

       (iii) Notice to Administration Agreement by and between Registrant on behalf of Henderson U.S. Core Growth Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 29, 2004.

       (iv) Notice to Administration Agreement by and between Registrant on behalf of Henderson Japan-Asia Focus Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on Form N-1A with the Commission on January 31, 2006.

       (v) Notice to Administration Agreement by and between Registrant on behalf of Henderson Global Equity Income Fund and Henderson Global Opportunities Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 28, 2006.

       (vi) Transfer Agency and Service Agreement by and between Registrant and State Street Bank and Trust Company dated September 1, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

       (vii) Amendment to Transfer Agency and Service Agreement by and between Registrant and State Street Bank and Trust Company dated March 18, 2003 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 29, 2003.

       (viii) Notice to Transfer Agency and Service Agreement by and between Registrant on behalf of Henderson Worldwide Income Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 25, 2003.

       (ix) Notice to Transfer Agency and Service Agreement by and between Registrant on behalf of Henderson U.S. Core Growth Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 29, 2004.

       (x) Amendment to Transfer Agency and Service Agreement by and between Registrant and State Street Bank and Trust Company dated September 30, 2004 is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 29, 2004.

       (xi) Notice to Transfer Agency and Service Agreement by and between Registrant on behalf of Henderson Japan-Asia Focus Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on Form N-1A with the Commission on January 31, 2006.

       (xii) Notice to Transfer Agency and Service Agreement by and between Registrant on behalf of Henderson Global Equity Income Fund and Henderson Global Opportunities Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 28, 2006.

       (xiii) Amendment to Transfer Agency and Service Agreement by and between Registrant and State Street Bank and Trust Company dated July 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 15, 2006.

       (xiv) Amended and Restated Expense Limitation Agreement dated August 31, 2001, as amended and restated November 4, 2002, June 9, 2005 and June 9, 2006 by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson European Focus Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 15, 2006.

       (xv) Amended and Restated Expense Limitation Agreement dated August 31, 2001, as amended and restated November 4, 2002, June 9, 2005 and June 9, 2006 by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson Global Technology Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 15, 2006.

       (xvi) Amended and Restated Expense Limitation Agreement dated August 31, 2001, as amended and restated November 4, 2002, June 9, 2005 and June 9, 2006 by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson International Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 15, 2006.

       (xvii) Amended and Restated Expense Limitation Agreement dated August 31, 2001, as amended and restated November 4, 2002, June 9, 2005 and June 9, 2006 by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson Worldwide Income Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 15, 2006.

      (xviii) Amended and Restated Expense Limitation Agreement dated August
              31, 2001, as amended and restated November 4, 2002, June 9, 2005 and June 9, 2006 by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson US Focus Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 15, 2006.

       (xix) Amended and Restated Expense Limitation Agreement dated January 31, 2006, as amended and restated June 9, 2006 by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson Japan-Asia Focus Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 15, 2006.

       (xx) Expense Limitation Agreement by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson Global Equity Income Fund and Global Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 28, 2006.

       (xxi) Notice to Administration Agreement by and between Registrant on behalf of Henderson International Equity Fund, Henderson Global Real Estate Equities Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 29, 2008.

       (xxii) Notice to Transfer Agency and Service Agreement by and between Registrant on behalf of Henderson International Equity Fund, Henderson Global Real Estate Equities Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on Form N-1A with the Commission on January 31, 2008.

      (xxiii) Expense Limitation Agreement by and between Henderson Global
              Investors (North America) Inc. and the Registrant, on behalf of the Henderson Global Equities Fund and Henderson International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on Form N-1A with the Commission on January 31, 2008.

       (xxiv) Notice to Administration Agreement by and between Registrant on behalf of Henderson Industries of Future Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 29, 2008.

       (xxv) Notice to Transfer Agency and Service Agreement by and between Registrant on behalf of Henderson Industries of Future Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 29, 2008.

       (xxvi) Expense Limitation Agreement by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson Industries of Future Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 29, 2008.

      (xxvii) Form of Notice to Administration Agreement by and between Registrant on behalf of Henderson Money Market Fund and State Street Bank and Trust Company is filed herein.

     (xxviii) Form of Notice to Transfer Agency and Service Agreement by and between Registrant on behalf of Henderson Money Market Fund and State Street Bank and Trust Company is filed herein.

      (xxix) Master Feeder Participation Agreement by and between the Registrant on behalf of Henderson Money Market Fund and State Street Master Funds is filed herein.

       (xxx) Expense Limitation Agreement by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson Money Market Fund is filed herein.

 (i)    (i)   Opinion and consent of counsel is incorporated herein by
              reference to Post-Effective Amendment No. 2 to the Registrant's
              Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

       (ii) Opinion and consent of counsel with respect to Henderson Income Advantage Fund is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 29, 2003.

       (iii) Opinion and consent of counsel with respect to Henderson U.S. Core Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed on Form N-1A with the Commission on April 28, 2004.

       (iv) Opinion and consent of counsel with respect to Henderson International Opportunities Fund Class R shares is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 29, 2005.

       (v) Opinion and consent of counsel with respect to Henderson Japan-Asia Focus Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on Form N-1A with the Commission on January 31, 2006.

       (vi) Opinion and consent of counsel with respect to Henderson Global Equity Income Fund and Henderson Global Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 28, 2006.

       (vii) Opinion and consent of counsel with respect to Henderson International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on Form N-1A with the Commission on January 31, 2008.

       (viii) Opinion and consent of counsel with respect to Henderson Global Real Estate Equities Fund is incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on Form N-1A with the Commission on February 27, 2008.

       (ix) Opinion and consent of counsel with respect to Henderson Industries of the Future Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 29, 2008.

       (x) Opinion and consent of counsel with respect to Class A, Class B, Class C and Class Z shares for Henderson Money Market Fund is filed herein.

       (xi) Opinion and consent of counsel with respect to Class W shares for Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Technology Fund and Henderson International Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement filed on Form N-1A with the Commission on March 26, 2009.

(j)    Not Applicable.

(k)    Not Applicable.

(l)    (i)    Subscription Agreement dated August 30, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the
              Commission on November 22, 2002.

       (ii) Subscription Agreement for Henderson Income Advantage Fund is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 25, 2003.

       (iii) Subscription Agreement for Henderson U.S. Core Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 29, 2004.

       (iv) Subscription Agreement for Henderson Japan-Asia Focus Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on Form N-1A with the Commission on January 31, 2006.

       (v) Subscription Agreement for Henderson Global Equity Income Fund and Henderson Global Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 28, 2006.

       (vi) Subscription Agreement for the Henderson International Equity Fund and Henderson Global Real Estate Equities Fund is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on Form N-1A with the Commission on January 31, 2008.

       (vii) Subscription Agreement for the Henderson Industries of the Future Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 29, 2008.

       (viii) Subscription Agreement for the Henderson Money Market Fund is filed herein.

(m) Rule 12b-1 Plan dated August 21, 2001, as amended December 13, 2001, June 9, 2005, December 20, 2005, November 1, 2006, July 15, 2008 and April 8,
       2009 is filed herein.

(n) Multi-Class Plan dated August 21, 2001, as amended March 19, 2004, June 9, 2005, December 20, 2005, November 1, 2006, December 12, 2008 and April 8, 2009 is filed herein.

(o)    Reserved.

(p)    (i)    Code of Ethics of Registrant, Henderson Global Investors
              (North America) Inc. and Henderson Investment Management Ltd dated
              August 20, 2001 with amendments to be effective January 1, 2009 is incorporated herein by reference to Post-Effective Amendment No.
              33 to the Registrant's Registration Statement filed on Form N-1A with the Commission on March 26, 2009.

(p)    (ii)   Code of Ethics of Transwestern Securities Management, L.L.C.
              is incorporated herein by reference to Post-Effective Amendment
              No. 24 to the

              Registrant's Registration Statement filed on Form N-1A with the Commission on December 14, 2007.

(q)    (i)    Power of Attorney for Messrs. Baker and Gerst is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the
              Commission on August 28, 2001.

       (ii) Power of Attorney for Mr. Chesley is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 27, 2002.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not Applicable.

ITEM 25. INDEMNIFICATION

         Article V. Section 5.2 or the Registrant's Declaration of Trust provides that the Trust shall indemnify each of its Trustees, officers, employees, and agents (including Persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct or by a reasonable determination, based upon a review of the facts, that such Person was not liable by reason of such conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) a written opinion from independent legal counsel approved by the Trustees. The rights accruing to any Person under these provisions shall not exclude any other right to which he or she may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he or she may be otherwise entitled except out of the Trust Property. The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified Person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he or she is not entitled to such indemnification. All payments shall be made in compliance with Section 17(h) of the 1940 Act.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, Officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

         Registrant has obtained insurance coverage for its Trustees and officers.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Henderson Global Investors (North America) Inc. (the "Adviser") serves as the investment adviser of the Registrant and other institutional investors and individual investors. Henderson Investment Management Limited ("Henderson") serves as the investment subadviser of the Registrant and other investment companies and institutional investors. The principal executive officers of the investment adviser and subadviser and their positions with the investment adviser and subadviser are:

Name                                            Position with Adviser
----                                            ---------------------
James G. O'Brien                                Managing Director
Douglas G. Denyer                               Vice President and Treasurer
Ken Kalina                                      Chief Compliance Officer
Christopher K. Yarbrough                        Secretary
Megan Wolfinger                                 Assistant Secretary

Name                                            Position with Henderson
----                                            -----------------------
Nicholas T. Hiscock                             Director
Andrew J. Boorman                               Director
Andrew J. Formica                               Managing Director
David J. Jacob                                  Director
James N. B. Darkins                             Director

         For further information relating to the Adviser's and Henderson's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Henderson Global Investors (North America) Inc. - SEC File No. 801-47202; and Henderson Investment Management Ltd. - SEC File No. 801-55577.

         Transwestern Securities Management, L.L.C. located at 150 North Wacker Drive, Suite 800, Chicago, Illinois 60606 serves as the investment subadviser for the Henderson Global Real Estate Equities Fund of the Registrant. The principal executive officers of the subadviser and their positions with subadviser are:

Name                                            Position with Subadviser
----                                            ------------------------
Fox, James, Alan                                Chief Compliance Officer

Name                                            Position with Subadviser
----                                            ------------------------
McNamara, James, Patrick                        Director Of Operations
Pratt, Reagan, Adam                             Member
Kammert, James, Hall                            Member
Lyons, Douglas, Wechsler                        Management Committee Member

         For further information relating to the Subadviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Transwestern Securities Management, L.L.C. - SEC File No. 801-67583.

ITEM 27. PRINCIPAL UNDERWRITERS.

       (a) Foreside Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

              American Beacon Funds
              American Beacon Mileage Funds
              American Beacon Select Funds
              Bridgeway Funds, Inc.
              Central Park Group Multi-Event Fund
              Century Capital Management Trust
              The CNL Funds
              Direxion Shares ETF Trust
              Forum Funds
              Henderson Global Funds
              Monarch Funds
              Nomura Partners Funds, Inc.
              PMC Funds, Series of the Trust for Professional Managers RevenueShares ETF Trust Sound Shore Fund, Inc.
              Wintergreen Fund, Inc.


       (b) The following officers of Foreside Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Three Canal Plaza, Portland, Maine 04101.

              Name                           Position with Underwriter           Position with Registrant
              ----                           ------------------------            ------------------------
              Mark S. Redman                 President                           None
              Richard J. Berthy              Vice President and Treasurer        None
              Jennifer E. Hoopes             Secretary                           None
              Nanette K. Chern               Chief Compliance Officer and Vice   None
                                             President

                                       15

              Name                           Position with Underwriter           Position with Registrant
              ----                           ------------------------            ------------------------
              Mark A. Fairbanks              Deputy Chief Compliance Officer     None
                                             and Vice President

       (c)    Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

       (a) Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611 (records as investment adviser);

       (b) Henderson Investment Management Ltd., 201 Bishopsgate, London UK EC2M 3AE (records as investment subadviser);

       (c) Transwestern Securities Management, L.L.C., 150 North Wacker Drive, Suite 800, Chicago, Illinois 60606 (records as investment subadviser);

       (d) State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111 (records as administrator and custodian);

       (e) Boston Financial Data Services, 1250 Hancock Street, Presidents Place, Suite 300N, Quincy, MA 02169 (records as transfer agent); and

       (f) Foreside Fund Services, LLC, Three Canal Plaza, Portland, Maine 04101 (records as distributor).


ITEM 29. MANAGEMENT SERVICES

         The Registrant has no management related service contract which is not discussed in Part A or Part B of this form.

ITEM 30. UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 35 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 35 and Amendment No. 37 under the Investment Company Act of 1940, as amended to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the in City of Chicago, and State of Illinois, on the 20th day of April, 2009.


                                                  HENDERSON GLOBAL FUNDS

                                                  By:      /s/ Sean Dranfield
                                                           ------------------
                                                           Trustee and President

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

SIGNATURES                                           TITLE                              DATE
----------                                           -----                              ----
By:      /s/ Roland C. Baker*                        Trustee                            April 20, 2009
         --------------------
         Roland C. Baker

By:      /s/ Faris F. Chesley*                       Trustee                            April 20, 2009
         ---------------------
         Faris F. Chesley

By:      /s/ C. Gary Gerst*                          Trustee                            April 20, 2009
         ------------------
         C. Gary Gerst

By:      /s/ Sean Dranfield                          Trustee and                        April 20, 2009
         ------------------                          President
         Sean Dranfield                              (principal executive officer)

By:      /s/ Troy Statczar                           Treasurer                          April 20, 2009
         -----------------                           (principal financial officer/
         Troy Statczar                               principal accounting officer)


*By:     /s/ Sean Dranfield
         ------------------
         Sean Dranfield


*Pursuant to powers of attorney filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 28, 2001 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 27, 2002.

                                   SIGNATURES

         This Registration Statement contains certain disclosures regarding the State Street Money Market Portfolio (the "Portfolio"), a series of State Street Master Funds (the "Trust"). The Trust has, subject to the next following sentence, duly caused this Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of Henderson Global Funds (the "Registrant") to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on April 20, 2009. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.


                            STATE STREET MASTER FUNDS


                                            By: /s/ James E. Ross
                                            ---------------------
                                            James E. Ross
                                            President, State Street Master Funds

         This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on April 20, 2009. Each of the following persons is signing this Post-Effective Amendment No. 35 to this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

SIGNATURE                           TITLE


/s/ James E. Ross          Trustee and President (Principal Executive Officer),
-----------------          State Street Master Funds
James E. Ross



/s/ Gary L. French         Treasurer (Principal Accounting Officer), State
------------------         Street Master Funds
Gary L. French

William L. Boyan*          Trustee, State Street Master Funds
-----------------
William L. Boyan

Michael F. Holland*        Trustee, State Street Master Funds
-------------------
Michael F. Holland

Rina K. Spence*            Trustee, State Street Master Funds
---------------
Rina K. Spence

Douglas T. Williams*       Trustee, State Street Master Funds
--------------------
Douglas T. Williams



*By:     /s/ Julie Tedesco
         -----------------
         Julie Tedesco
         as Attorney-in-Fact pursuant to Powers of Attorney

                                POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, Trustee of State Street Master Funds, constitutes and appoints each of Nancy L. Conlin, Julie A. Tedesco and Gary L. French, Thersa B. Dewar and Brian C. Poole, as his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact's name, place and stead, to sign any and all Post-Effective Amendments and/or Amendments to the Registration Statement of State Street Master Funds on Form N-1A (Investment Company Act File No. 811-09599) and any filings made with any state regulatory agency or authority, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof. Any one of such attorneys and agents has, and may exercise, all of the powers hereby conferred. The undersigned hereby revokes any Powers of Attorney previously granted with respect to State Street Master Funds concerning the filings and actions described herein.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand as of the 15th day of May, 2008.

SIGNATURE                                     TITLE


/s/ William L. Boyan                Trustee
--------------------
William L. Boyan

                                POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, Trustee of State Street Master Funds, constitutes and appoints each of Nancy L. Conlin, Julie A. Tedesco and Gary L. French, Thersa B. Dewar and Brian C. Poole, as his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact's name, place and stead, to sign any and all Post-Effective Amendments and/or Amendments to the Registration Statement of State Street Master Funds on Form N-1A (Investment Company Act File No. 811-09599) and any filings made with any state regulatory agency or authority, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof. Any one of such attorneys and agents has, and may exercise, all of the powers hereby conferred. The undersigned hereby revokes any Powers of Attorney previously granted with respect to State Street Master Funds concerning the filings and actions described herein.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand as of the 15th day of May, 2008.

SIGNATURE                                     TITLE


/s/ Michael F. Holland              Trustee
----------------------
Michael F. Holland

                                POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, Trustee of State Street Master Funds, constitutes and appoints each of Nancy L. Conlin, Julie A. Tedesco and Gary L. French, Thersa B. Dewar and Brian C. Poole, as her true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact's name, place and stead, to sign any and all Post-Effective Amendments and/or Amendments to the Registration Statement of State Street Master Funds on Form N-1A (Investment Company Act File No. 811-09599) and any filings made with any state regulatory agency or authority, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof. Any one of such attorneys and agents has, and may exercise, all of the powers hereby conferred. The undersigned hereby revokes any Powers of Attorney previously granted with respect to State Street Master Funds concerning the filings and actions described herein.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand as of the 15th day of May, 2008.

SIGNATURE                                     TITLE


/s/ Rina K. Spence                  Trustee
------------------
Rina K. Spence

                                POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, Trustee of State Street Master Funds, constitutes and appoints each of Nancy L. Conlin, Julie A. Tedesco and Gary L. French, Thersa B. Dewar and Brian C. Poole, as his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact's name, place and stead, to sign any and all Post-Effective Amendments and/or Amendments to the Registration Statement of State Street Master Funds on Form N-1A (Investment Company Act File No. 811-09599) and any filings made with any state regulatory agency or authority, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof. Any one of such attorneys and agents has, and may exercise, all of the powers hereby conferred. The undersigned hereby revokes any Powers of Attorney previously granted with respect to State Street Master Funds concerning the filings and actions described herein.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand as of the 15th day of May, 2008.

SIGNATURE                                            TITLE


/s/ Douglas T. Williams             Trustee
-----------------------
Douglas T. Williams

                             HENDERSON GLOBAL FUNDS

                                  EXHIBIT INDEX


EXHIBIT NUMBER            EXHIBIT
--------------            -------
  (a)(xi) Form of Written Instrument establishing and designating a Class of Interests

  (d)(xviii)  Letter Agreement to Investment Advisory Agreement

  (e)(vii)    Form of Waiver Agreement

  (g)(viii)   Form of Notice to Custodian Agreement

  (h)(xxvii)  Form of Notice to Administration Agreement

  (h)(xxviii) Form of Notice to Transfer Agency and Service Agreement

  (h)(xxix)   Master Feeder Participation Agreement

  (h)(xxx)    Expense Limitation Agreement

  (i)(x)      Opinion and consent of counsel

  (l)(viiii)  Subscription Agreement

  (m)         Rule 12b-1 Plan

  (n)         Multi-Class Plan